Portfolio of Investments March 31, 2026
NMAI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 145.1% (98.9% of Total Investments)
ASSET-BACKED SECURITIES - 0.9% (0.6% of Total Investments) –
$ 300,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 1 .660% 02/20/28 $ 294,527
500,000 Carmax Auto Owner Trust 2025-4, Series 2025 4 3 .970 12/16/30 496,743
500,000 CNH Equipment Trust 2025-B, Series 2025 B 4 .300 10/15/30 500,989
284,250 (a) Domino's Pizza Master Issuer LLC, Series 2018 1A 4 .328 07/25/48 282,198
306,000 Ford Credit Auto Owner Trust 2024-D, Series 2024 D 4 .610 08/15/29 307,880
250,000 (a) Hertz Vehicle Financing III LLC, Series 2023 3A 5 .940 02/25/28 252,583
233,389 (a),(b) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 209,457
97,624 (a) MVW 2020-1 LLC, Series 2020 1A 1 .740 10/20/37 96,653
4,584 (a) OneMain Financial Issuance Trust 2022-2, Series 2022 2A 4 .890 10/14/34 4,585
500,000 (a) PenFed Auto Receivables Owner, Series 2025 A 4 .030 07/15/30 498,780
300,000 (a) PFS Financing Corp, Series 2025 B 4 .850 02/15/30 302,667
215,260 (a) Sierra Timeshare 2024-3 Receivables Funding LLC, Series 2024
3A
4 .830 08/20/41 215,472
500,000 (a) Toyota Auto Loan Extended Note Trust 2023-1, Series 2023 1A 4 .930 06/25/36 507,552
TOTAL ASSET-BACKED SECURITIES
(Cost $3,998,896) 3,970,086
SHARES DESCRIPTION VALUE
359432793 COMMON STOCKS - 78 .4% ( 53 .5 % of Total Investments) 359432793
AUTOMOBILES & COMPONENTS - 1.1%
2,125 (c),(d) Tesla, Inc 789,969
203,800 Toyota Motor Corp 4,236,458
TOTAL AUTOMOBILES & COMPONENTS 5,026,427
BANKS - 10.4%
212,943 Banco Bilbao Vizcaya Argentaria S.A. 4,599,475
520,528 Banco Santander S.A. 5,835,494
874,078 Barclays plc 4,574,474
134,600 Grupo Financiero Banorte SAB de C.V. 1,492,819
35,655 (c) HDFC Bank Ltd (ADR), ADR 887,096
81,808 ING Groep NV 2,123,463
339,469 Itau Unibanco Holding S.A. 2,849,525
30,083 JPMorgan Chase & Co 8,849,215
267,000 Mitsubishi UFJ Financial Group, Inc 4,521,357
159,600 Sumitomo Mitsui Financial Group, Inc 5,247,697
85,655 (c),(e) Wells Fargo & Co 6,818,995
TOTAL BANKS 47,799,610
CAPITAL GOODS - 9.0%
31,035 ABB Ltd 2,523,392
25,486 Airbus SE 4,818,711
9,301 (c) Caterpillar, Inc 6,589,386
16,262 Cie de Saint-Gobain S.A. 1,346,403
9,308 (c) Eaton Corp plc 3,329,192
146,900 Hitachi Ltd 4,309,383
14,552 (c) Honeywell International, Inc 3,289,189
150,500 Mitsubishi Electric Corp 4,922,416
3,065 Rheinmetall AG. 5,169,999
12,514 Siemens AG. 3,048,837
2,424 United Rentals, Inc 1,766,029
TOTAL CAPITAL GOODS 41,112,937
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.9%
16,871 Alibaba Group Holding Ltd (ADR), Sponsored ADR 2,116,636
51,404 (c),(d),(e) Amazon.com, Inc 10,705,910
1 (b),(d) Belk, Inc 8
7,539 Home Depot, Inc 2,479,502
30,119 (c),(d) O'Reilly Automotive, Inc 2,780,285
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 18,082,341

Portfolio of Investments March 31, 2026
(continued)
NMAI

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL - 2.5%
14,554 Cie Financiere Richemont S.A. 2,569,742
3,798 Kering S.A. 1,153,314
4,213 LVMH Moet Hennessy Louis Vuitton SE 2,303,034
31,171 NIKE, Inc, Class B 1,646,452
192,200 Sony Group Corp 4,005,969
TOTAL CONSUMER DURABLES & APPAREL 11,678,511
CONSUMER SERVICES - 0.6%
29,503 Starbucks Corp 2,643,174
TOTAL CONSUMER SERVICES 2,643,174
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.6%
6,728 (c) Costco Wholesale Corp 6,703,981
41,988 Walmart, Inc 5,218,269
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 11,922,250
ENERGY - 5.2%
29,785 (c) ConocoPhillips 3,931,620
47,276 (c) Exxon Mobil Corp 8,020,846
15,907 (a) Reliance Industries Ltd (GDR), Sponsored GDR 935,196
8,158 (a) Reliance Industries Ltd (GDR), Sponsored GDR 473,980
120,225 Shell plc 5,568,228
19,363 Valero Energy Corp 4,784,210
TOTAL ENERGY 23,714,080
FINANCIAL SERVICES - 1.1%
3,196 Mastercard, Inc, Class A 1,596,913
11,939 Visa, Inc, Class A 3,608,444
TOTAL FINANCIAL SERVICES 5,205,357
FOOD, BEVERAGE & TOBACCO - 3.4%
59,180 British American Tobacco plc 3,435,920
49,562 Coca-Cola Co 3,769,190
13,932 Fomento Economico Mexicano SAB de C.V. (ADR), Sponsored ADR 1,547,288
39,649 (d) Monster Beverage Corp 2,872,967
24,387 Philip Morris International, Inc 4,032,146
TOTAL FOOD, BEVERAGE & TOBACCO 15,657,511
HEALTH CARE EQUIPMENT & SERVICES - 1.2%
43,778 (d) Boston Scientific Corp 2,747,070
8,914 Stryker Corp 2,929,051
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,676,121
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
20,750 Procter & Gamble Co 2,997,130
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,997,130
MATERIALS - 6.4%
58,867 Anglo American plc 2,527,490
34,167 CRH plc 3,591,635
99,273 (c) Freeport-McMoRan, Inc 5,835,268
479,920 Glencore plc 3,634,853
18,525 Heidelberg Materials AG. 3,909,451
3,706 (d) Kleopatra Finco Sarl 5,080
3,706 (d) Kleopatra Finco Sarl 5,080
3,706 (d) Kleopatra Finco Sarl 5,080
3,706 (d) Kleopatra Finco Sarl 5,080
3,706 (d) Kleopatra Finco Sarl 5,080
3,706 (d) Kleopatra Finco Sarl 5,080
3,706 (d) Kleopatra Finco Sarl, Class A 5,080
3,706 (d) Kleopatra Finco Sarl, Class B 5,080
3,706 (d) Kleopatra Finco Sarl, Class C 5,080
11,015 (c) Linde plc 5,460,797
105,452 Smurfit Westrock plc 4,202,263
TOTAL MATERIALS 29,207,477

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 3.4%
18,017 (e) Alphabet, Inc, Class A 5,180,969
24,358 Alphabet, Inc, Class C 6,987,335
5,952 Meta Platforms, Inc 3,405,318
TOTAL MEDIA & ENTERTAINMENT 15,573,622
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.9%
20,414 AstraZeneca plc 3,991,752
53,400 Daiichi Sankyo Co Ltd 955,361
6,399 (c) Eli Lilly & Co 5,885,608
609,659 Haleon plc 3,017,199
25,484 Johnson & Johnson 6,229,310
3,568 Lonza Group AG. 2,288,937
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 22,368,167
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.5%
35,800 Advantest Corp 4,940,637
1,530 ASML Holding NV 2,034,527
4,217 (d) Bright Bidco BV 1,476
3,087 (d) Bright Bidco BV 1,081
36,642 Broadcom, Inc 11,341,065
97,913 (c),(d) Intel Corp 4,320,901
109,161 (c) NVIDIA Corp 19,037,678
32,839 Taiwan Semiconductor Manufacturing Co Ltd (ADR), Sponsored ADR 11,097,940
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 52,775,305
SOFTWARE & SERVICES - 3.1%
37,941 Microsoft Corp 14,044,620
TOTAL SOFTWARE & SERVICES 14,044,620
TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
66,610 (c),(e) Apple, Inc 16,904,952
312 (d) MLN US Holdco LLC 16
4,136 (d) Riverbed Technology LLC 41
94,773 Samsung Electronics Co Ltd 11,084,773
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 27,989,782
TELECOMMUNICATION SERVICES - 0.0%
2,856 (d) Altice France Lux 3 47,536
TOTAL TELECOMMUNICATION SERVICES 47,536
TRANSPORTATION - 0.1%
1,604 DSV A.S. 387,379
TOTAL TRANSPORTATION 387,379
UTILITIES - 1.2%
109,572 Iberdrola S.A. 2,508,558
44,812 RWE AG. 3,014,898
TOTAL UTILITIES 5,523,456
TOTAL COMMON STOCKS
(Cost $304,543,838) 359,432,793
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
92238611 CORPORATE BONDS - 20 .1% ( 13 .7 % of Total Investments) (f) 92238611
AUTOMOBILES & COMPONENTS - 0.3%
$ 1,140,000 (a) Dealer Tire LLC / DT Issuer LLC 8 .000 02/01/28 $ 1,108,591
295,000 (g),(h) General Motors Financial Co Inc 5 .750 N/A 287,218
177,000 (g),(h) General Motors Financial Co Inc 5 .700 N/A 173,597
TOTAL AUTOMOBILES & COMPONENTS 1,569,406
BANKS - 3.0%
92,000 (g),(h) Bank of America Corp 4 .375 N/A 90,883
266,000 (g),(h) Bank of America Corp 6 .125 N/A 266,489
1,163,000 (g),(h) Bank of America Corp 6 .625 N/A 1,192,359
294,000 (g),(h) Bank of America Corp 6 .250 N/A 295,771
169,000 (g),(h) Citigroup Inc 6 .875 N/A 170,193
314,000 (g),(h) Citigroup Inc 7 .000 N/A 323,163
378,000 (g),(h) Citigroup Inc 7 .125 N/A 381,717
224,000 (g),(h) Citigroup Inc 6 .625 N/A 224,168

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 260,000 (g),(h) Citigroup Inc 7 .375 N/A $ 268,635
147,000 (g),(h) Citigroup Inc 6 .250 N/A 147,083
794,000 (g),(h) Citigroup Inc 7 .625 N/A 821,122
125,000 (g),(h),(i) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .068 N/A 124,394
335,000 (g),(h) Citizens Financial Group Inc 4 .000 N/A 329,855
229,000 (g),(h),(i) Fifth Third Bancorp (TSFR3M + 3.295%) 6 .994 N/A 228,043
242,000 (g),(h),(i) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 7 .908 N/A 243,287
163,000 (g),(h) First Citizens BancShares Inc/NC 7 .000 N/A 163,156
431,000 (g),(h) Huntington Bancshares Inc/OH 5 .625 N/A 434,924
268,000 (g),(h) Huntington Bancshares Inc/OH 6 .250 N/A 264,061
1,103,000 (c),(g),(h) JPMorgan Chase & Co 6 .875 N/A 1,144,363
351,000 (g),(h) JPMorgan Chase & Co 6 .500 N/A 360,173
180,000 JPMorgan Chase & Co 5 .572 04/22/36 185,487
405,000 JPMorgan Chase & Co 4 .347 01/22/32 399,284
270,000 (g),(h) M&T Bank Corp 5 .125 N/A 267,798
180,000 Morgan Stanley Private Bank NA 4 .204 11/17/28 179,377
1,205,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 1,186,300
191,000 (g),(h) PNC Financial Services Group Inc/The 3 .400 N/A 187,981
325,000 (g),(h) PNC Financial Services Group Inc/The 6 .000 N/A 324,828
529,000 (g),(h) PNC Financial Services Group Inc/The 6 .250 N/A 533,641
190,000 Texas Capital Bancshares Inc 5 .301 02/27/32 187,331
715,000 (g),(h) Truist Financial Corp 6 .669 N/A 713,741
152,000 (g),(h) Truist Financial Corp 5 .100 N/A 151,724
497,000 (g),(h) Wells Fargo & Co 6 .850 N/A 515,193
75,000 Wells Fargo & Co 4 .611 04/25/53 62,184
40,000 Wells Fargo & Co 5 .605 04/23/36 40,933
215,000 Wells Fargo & Co 5 .150 04/23/31 218,673
950,000 (g),(h) Wells Fargo & Co 7 .625 N/A 997,959
479,000 (g),(h) Wells Fargo & Co 6 .125 N/A 480,803
TOTAL BANKS 14,107,076
CAPITAL GOODS - 0.7%
93,000 (g),(h) Air Lease Corp 4 .125 N/A 90,364
241,000 (g),(h) Air Lease Corp 6 .000 N/A 232,118
495,000 (a) Alta Equipment Group Inc 9 .000 06/01/29 438,673
285,000 Boeing Co/The 5 .805 05/01/50 275,517
230,000 Boeing Co/The 6 .528 05/01/34 250,549
950,000 (a) Camelot Return Merger Sub Inc 8 .750 08/01/28 555,220
760,000 (a) Columbus McKinnon Corp/NY 7 .125 01/31/33 759,651
230,000 (a) Cornerstone Building Brands Inc 9 .500 08/15/29 136,023
140,000 (a) CP Atlas Buyer Inc, (cash 7.000%, PIK 5.750%) 12 .750 01/15/31 108,061
110,000 (a) Honeywell Aerospace Inc 4 .950 03/16/36 109,142
100,000 (a) Honeywell Aerospace Inc 5 .732 03/16/56 98,845
TOTAL CAPITAL GOODS 3,054,163
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
635,000 (a) Neptune Bidco US Inc 9 .290 04/15/29 636,764
200,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 3 .375 08/31/27 194,652
665,000 (a) RR Donnelley & Sons Co 9 .500 08/01/29 673,116
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,504,532
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.9%
165,000 Amazon.com Inc 4 .875 03/13/36 163,496
130,000 Amazon.com Inc 5 .800 03/13/56 129,896
210,000 (a) Gee Automotive Holdings LLC 7 .250 03/01/31 210,643
380,000 Kohl's Corp 5 .125 05/01/31 286,003
760,000 (a) Kohl's Corp 10 .000 06/01/30 803,641
380,000 (a) LBM Acquisition LLC 9 .500 06/15/31 330,770
400,000 (a) Michaels Cos Inc/The 11 .000 03/15/34 372,481
610,000 (a) Michaels Cos Inc/The 8 .500 03/15/33 593,831
380,000 (a) Park River Holdings Inc 8 .000 03/15/31 378,245
380,000 (a) PetSmart Inc / PetSmart Finance Corp 10 .000 09/15/33 379,127
380,000 (a) Staples Inc 10 .750 09/01/29 351,431
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,999,564

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.7%
$ 1,680,000 (a) Beach Acquisition Bidco LLC, (cash 10.00%, PIK 10.750%) 10 .000% 07/15/33 $ 1,789,229
570,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9 .500 10/15/29 484,851
570,000 Newell Brands Inc 7 .000 04/01/46 457,372
455,000 (a) S&S Holdings LLC 8 .375 10/01/31 401,330
TOTAL CONSUMER DURABLES & APPAREL 3,132,782
CONSUMER SERVICES - 0.1%
720,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co
Inc
6 .750 01/15/30 672,518
TOTAL CONSUMER SERVICES 672,518
ENERGY - 1.4%
620,000 (a) CVR Energy Inc 7 .500 02/15/31 624,631
380,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 383,141
49,000 (g),(h) Energy Transfer LP 6 .625 N/A 48,835
527,000 (g),(h) Energy Transfer LP 7 .125 N/A 536,394
91,000 (g),(h) Energy Transfer LP 6 .500 N/A 90,817
95,000 (h) Energy Transfer LP 8 .000 05/15/54 99,502
273,000 (h) Energy Transfer LP 6 .750 02/15/56 271,511
100,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 04/15/32 96,783
475,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 7 .250 02/15/35 473,534
235,000 (a) Infinity Natural Resources LLC 7 .625 04/01/31 236,241
565,000 (a) ITT Holdings LLC 6 .500 08/01/29 549,371
145,000 ONEOK Inc 5 .050 11/01/34 141,041
760,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 780,454
225,000 (a),(g),(h) Sunoco LP 7 .875 N/A 229,731
135,000 Targa Resources Corp 5 .550 08/15/35 136,154
570,000 (a) TransMontaigne Partners LLC 8 .500 06/15/30 576,236
380,000 (a) Transocean International Ltd 7 .875 10/15/32 406,030
380,000 (a) Venture Global LNG Inc 9 .875 02/01/32 408,115
254,000 (a),(g),(h) Venture Global LNG Inc 9 .000 N/A 252,996
TOTAL ENERGY 6,341,517
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
380,000 (a) Diversified Healthcare Trust 7 .250 10/15/30 383,265
50,000 Healthcare Realty Holdings LP 3 .500 08/01/26 49,832
425,000 Healthcare Realty Holdings LP 3 .750 07/01/27 420,902
400,000 Healthcare Realty Holdings LP 2 .400 03/15/30 365,065
250,000 Healthcare Realty Holdings LP 2 .050 03/15/31 216,986
760,000 MPT Operating Partnership LP / MPT Finance Corp 5 .000 10/15/27 707,435
575,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 582,942
380,000 (a) Office Properties Income Trust 9 .000 03/31/29 381,900
430,000 Piedmont Operating Partnership LP 9 .250 07/20/28 469,548
760,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 738,142
215,000 Ventas Realty LP 5 .000 01/15/35 210,965
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,526,982
FINANCIAL SERVICES - 1.8%
144,600 (g),(h) Ally Financial Inc 4 .700 N/A 143,250
203,000 (g),(h) Ally Financial Inc 4 .700 N/A 188,446
305,000 (a),(g),(h) American AgCredit Corp 5 .250 N/A 300,425
185,000 (a) Burford Capital Global Finance LLC 8 .500 01/15/34 158,863
200,000 (g),(h) Capital One Financial Corp 3 .950 N/A 197,112
130,000 (g),(h) Capital One Financial Corp 5 .500 N/A 128,889
307,000 (g),(h) Charles Schwab Corp/The 4 .000 N/A 304,911
271,748 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 252,721
250,000 (a),(g),(h) Compeer Financial ACA 7 .875 N/A 255,000
162,000 (g),(h) Corebridge Financial Inc 6 .875 N/A 165,074
790,000 (a) Encore Capital Group Inc 6 .625 04/15/31 786,050
125,000 Fidelity National Information Services Inc 4 .800 03/10/31 124,019
850,000 (a) Freedom Mortgage Holdings LLC 8 .375 04/01/32 836,139
179,000 (g),(h) Goldman Sachs Group Inc/The 5 .300 N/A 179,080
505,000 (g),(h) Goldman Sachs Group Inc/The 6 .850 N/A 514,753
338,000 (g),(h) Goldman Sachs Group Inc/The 7 .500 N/A 352,862

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 543,000 (g),(h) Goldman Sachs Group Inc/The 7 .500 % N/A $ 568,869
305,000 (g),(h) Goldman Sachs Group Inc/The 6 .125 N/A 303,413
375,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .750 01/15/29 368,682
665,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 623,641
465,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10 .000 11/15/29 458,094
250,000 JPMorgan Chase & Co 5 .103 04/22/31 254,539
490,000 Morgan Stanley 5 .664 04/17/36 501,889
177,000 (g),(h) State Street Corp 6 .700 N/A 179,850
229,000 (g),(h) Voya Financial Inc 7 .758 N/A 237,471
TOTAL FINANCIAL SERVICES 8,384,042
FOOD, BEVERAGE & TOBACCO - 0.8%
550,000 (a) Fiesta Purchaser Inc 9 .625 09/15/32 560,159
190,000 Kraft Heinz Foods Co 3 .875 05/15/27 188,716
1,000,000 (a),(g),(h) Land O' Lakes Inc 8 .000 N/A 984,647
70,000 (a) Maple Parent Holdings Corp 4 .750 03/26/29 69,989
95,000 (a) Maple Parent Holdings Corp 6 .625 03/26/56 94,072
245,000 (a) Mars Inc 5 .200 03/01/35 247,333
300,000 (a) Mars Inc 5 .700 05/01/55 292,522
1,110,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 1,098,360
TOTAL FOOD, BEVERAGE & TOBACCO 3,535,798
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
160,000 Abbott Laboratories 4 .000 03/15/31 157,465
165,000 Abbott Laboratories 5 .500 03/15/56 161,787
130,000 Baxter International Inc 4 .450 02/15/29 128,367
731,000 (a) CHS/Community Health Systems Inc 10 .875 01/15/32 784,261
250,000 CVS Health Corp 5 .050 03/25/48 214,501
142,000 (h) CVS Health Corp 6 .750 12/10/54 143,781
80,000 (h) CVS Health Corp 7 .000 03/10/55 82,447
195,000 CVS Health Corp 5 .450 09/15/35 195,758
645,000 (a) National Mentor Holdings Inc 10 .500 12/15/30 665,754
955,000 (a) Prime Healthcare Services Inc 9 .375 09/01/29 990,335
940,000 (a) Radiology Partners Inc, (cash 9.781%, PIK 9.781%) 9 .781 02/15/30 858,474
1,000,000 (a) Radiology Partners Inc 8 .500 07/15/32 1,013,869
550,000 (a) Star Parent Inc 9 .000 10/01/30 569,801
466,906 (a) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9 .000 06/30/28 483,248
195,000 UnitedHealth Group Inc 5 .050 04/15/53 171,541
155,000 UnitedHealth Group Inc 5 .500 07/15/44 149,574
570,000 (a) US Acute Care Solutions LLC 9 .750 05/15/29 550,648
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,321,611
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
60,000 Haleon US Capital LLC 3 .625 03/24/32 56,379
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 56,379
INSURANCE - 1.4%
214,000 (h) American National Group Inc 7 .000 12/01/55 202,941
1,370,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 1,238,850
70,000 Arthur J Gallagher & Co 5 .150 02/15/35 69,433
393,000 (h) Assurant Inc 7 .000 03/27/48 395,424
380,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8 .000 12/31/32 394,230
760,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8 .375 02/01/34 737,855
244,000 (h) Corebridge Financial Inc 6 .375 09/15/54 239,811
235,000 (h) Enstar Finance LLC 5 .500 01/15/42 231,056
184,000 (a),(h) Enstar Group Ltd 7 .500 04/01/45 189,087
354,000 (a),(h) MetLife Inc 9 .250 04/08/38 415,039
207,000 (h) MetLife Inc 6 .350 03/15/55 210,053
100,000 (h) MetLife Inc 5 .850 03/15/56 98,149
329,000 (a) Omnis Funding Trust 6 .722 05/15/55 332,594
360,000 (h) Provident Financing Trust I 7 .405 03/15/38 384,329
210,000 (h) Prudential Financial Inc 5 .125 03/01/52 200,944
150,000 (h) Prudential Financial Inc 6 .500 03/15/54 153,652
600,000 (a),(c),(g),(h) SBL Holdings Inc 9 .508 N/A 585,062

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
INSURANCE (continued)
$ 575,000 (a),(g),(h) SBL Holdings Inc 6 .500 % N/A $ 474,893
TOTAL INSURANCE 6,553,402
MATERIALS - 0.5%
875,000 (a) Clydesdale Acquisition Holdings Inc 8 .750 04/15/30 816,440
630,000 (a) Compass Minerals International Inc 8 .000 07/01/30 651,934
760,000 (a) WR Grace Holdings LLC 5 .625 08/15/29 698,987
TOTAL MATERIALS 2,167,361
MEDIA & ENTERTAINMENT - 1.4%
719,545 (a) Advantage Sales & Marketing Inc 9 .000 11/15/30 534,262
270,000 CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 05/01/32 241,183
650,000 (a) Directv Financing LLC 8 .875 02/01/30 648,554
665,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10 .000 02/15/31 678,851
475,000 (a) EW Scripps Co/The 9 .875 08/15/30 461,117
152,000 (a),(g),(h) Farm Credit Bank of Texas 7 .750 N/A 158,080
570,000 (a) Gray Media Inc 7 .250 08/15/33 574,372
130,000 Meta Platforms Inc 5 .625 11/15/55 121,861
315,000 (a) Neptune Bidco US Inc 10 .375 05/15/31 317,838
190,000 (a) Neptune Bidco US Inc 9 .500 02/15/33 184,345
545,000 (a) OAK-Eagle Acquireco Inc 7 .250 07/01/33 564,671
135,000 (a) OAK-Eagle Acquireco Inc 8 .750 07/01/34 141,330
1,340,000 (a) Univision Communications Inc 7 .375 06/30/30 1,313,094
245,000 (a) Univision Communications Inc 9 .375 08/01/32 252,501
TOTAL MEDIA & ENTERTAINMENT 6,192,059
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
965,000 (a) 1261229 BC Ltd 10 .000 04/15/32 988,010
135,000 Amgen Inc 5 .650 03/02/53 130,753
60,000 Augusta SpinCo Corp 4 .656 03/23/31 59,725
105,000 Augusta SpinCo Corp 5 .245 03/23/36 105,025
500,000 (a) Bausch Health Americas Inc 8 .500 01/31/27 495,250
445,000 (a) Emergent BioSolutions Inc 3 .875 08/15/28 375,478
300,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 246,991
380,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 309,696
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,710,928
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
95,000 Broadcom Inc 4 .300 01/15/31 94,184
75,000 Broadcom Inc 4 .950 01/15/36 73,969
75,000 Broadcom Inc 5 .700 01/15/56 74,611
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 242,764
SOFTWARE & SERVICES - 0.5%
570,000 (a) Cloud Software Group Inc 8 .250 06/30/32 540,608
750,000 (a) CoreWeave Inc 9 .250 06/01/30 728,745
950,000 (a) McAfee Corp 7 .375 02/15/30 784,881
80,000 Oracle Corp 5 .200 09/26/35 75,040
35,000 Oracle Corp 5 .950 09/26/55 29,444
135,000 Oracle Corp 5 .700 02/04/36 129,801
400,000 (a) Rackspace Finance LLC 3 .500 05/15/28 198,000
TOTAL SOFTWARE & SERVICES 2,486,519
TELECOMMUNICATION SERVICES - 1.4%
70,000 AT&T Inc 3 .650 06/01/51 48,057
140,000 AT&T Inc 3 .500 09/15/53 91,803
355,000 AT&T Inc 3 .800 12/01/57 239,721
1,300,000 (a) Connect Holding II LLC 10 .500 04/03/31 1,292,093
14,000 EchoStar Corp 10 .750 11/30/29 15,124
885,000 (a) Level 3 Financing Inc 8 .500 01/15/36 923,419
100,000 T-Mobile USA Inc 5 .300 05/15/35 100,827
605,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8 .625 06/15/32 616,184
365,000 (a) Windstream Services LLC 7 .500 10/15/33 379,473
380,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 397,160
1,109,744 (a) Zayo Group Holdings Inc 9 .250 03/09/30 1,103,241

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 1,068,000 (a) Zayo Group Holdings Inc 13 .750% 09/09/30 $ 997,491
TOTAL TELECOMMUNICATION SERVICES 6,204,593
UTILITIES - 1.6%
143,000 (h) AES Corp/The 7 .600 01/15/55 141,844
192,000 (h) AES Corp/The 6 .950 07/15/55 179,132
192,000 (h) CMS Energy Corp 6 .500 06/01/55 195,463
145,000 Consumers Energy Co 4 .500 01/15/31 145,178
115,000 (h) Dominion Energy Inc 7 .000 06/01/54 121,634
320,000 DTE Electric Co 5 .200 03/01/34 326,994
25,000 DTE Electric Co 5 .850 05/15/55 25,164
150,000 Duke Energy Carolinas LLC 4 .250 12/15/41 128,669
175,000 Duke Energy Carolinas LLC 5 .350 01/15/53 163,960
300,000 Duke Energy Carolinas Nc Storm Funding II LLC 4 .226 07/01/35 295,936
101,000 (h) Duke Energy Corp 6 .450 09/01/54 104,297
30,000 Duke Energy Progress LLC 5 .350 03/15/53 27,998
139,000 (h) Edison International 8 .125 06/15/53 141,517
37,000 (h) Emera US Finance LLC 6 .850 10/01/56 37,045
314,000 (h) Entergy Corp 7 .125 12/01/54 321,749
60,000 Entergy Louisiana LLC 4 .900 04/15/36 58,532
193,000 (h) EUSHI Finance Inc 7 .625 12/15/54 199,209
870,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 831,718
85,000 Florida Power & Light Co 5 .700 03/15/55 84,657
190,000 Idaho Power Co 4 .850 03/01/36 185,970
475,000 (a) Long Ridge Energy LLC 8 .750 02/15/32 498,329
262,000 (h) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 271,048
128,000 (h) PG&E Corp 7 .375 03/15/55 128,821
269,000 (h) Sempra 6 .550 04/01/55 267,798
121,000 (h) Sempra 6 .375 04/01/56 121,545
185,000 (a),(g),(h) Vistra Corp 8 .000 N/A 186,961
217,000 (a),(g),(h) Vistra Corp 8 .875 N/A 233,929
95,000 (a) Vistra Operations Co LLC 5 .350 01/31/36 92,928
760,000 (a) VoltaGrid LLC 7 .375 11/01/30 784,935
170,000 Wisconsin Public Service Corp 4 .250 01/15/31 168,058
950,000 (a) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 1,003,597
TOTAL UTILITIES 7,474,615
TOTAL CORPORATE BONDS
(Cost $93,587,789) 92,238,611
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
72786295
EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS - 15 .9% ( 10 .8 % of
Total Investments) 72786295
ANGOLA - 0.0%
200,000 (a) Azule Energy Finance Plc 8 .625 01/22/33 201,157
TOTAL ANGOLA 201,157
ARGENTINA - 0.4%
140,000 (a) Arcor SAIC 7 .600 07/31/33 142,727
90,000 Argentine Republic Government International Bond 0 .750 07/09/30 75,240
475,000 Argentine Republic Government International Bond 4 .125 07/09/35 342,000
200,000 Argentine Republic Government International Bond 5 .000 01/09/38 150,300
150,000 Argentine Republic Government International Bond 2 .500 07/09/41 99,825
200,000 (a) Pan American Energy LLC/Argentina 7 .750 01/15/37 199,500
289,055 (a) Provincia de Buenos Aires/Government Bonds 6 .625 09/01/37 217,514
150,000 (a) Transportadora de Gas del Sur SA 7 .750 11/20/35 152,133
450,000 (a) YPF SA 8 .250 01/17/34 458,388
TOTAL ARGENTINA 1,837,627
AZERBAIJAN - 0.0%
150,000 (a) Republic of Azerbaijan International Bond 3 .500 09/01/32 138,140
TOTAL AZERBAIJAN 138,140

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BARBADOS - 0.0%
$ 150,000 (a) Barbados Government International Bond 8 .000% 06/26/35 $ 151,887
TOTAL BARBADOS 151,887
BELGIUM - 0.0%
124,000
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
Inc 4 .900 02/01/46 111,745
TOTAL BELGIUM 111,745
BENIN - 0.0%
EUR 190,000 (a) Benin Government International Bond 4 .950 01/22/35 192,713
TOTAL BENIN 192,713
BERMUDA - 0.1%
261,000 RLGH Finance Bermuda Ltd, Reg S 6 .875 05/19/74 254,216
TOTAL BERMUDA 254,216
BRAZIL - 0.5%
200,000 (a) Banco BTG Pactual SA/Cayman Islands 5 .500 01/27/31 193,200
BRL 285,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 53,661
BRL 1,625,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/33 263,214
BRL 600,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/37 91,962
340,000 Brazilian Government International Bond 6 .000 10/20/33 340,952
200,000 Brazilian Government International Bond 7 .250 01/12/56 195,860
200,000 (a) Caixa Economica Federal 5 .625 05/13/30 201,420
200,000 (a) LD Celulose International GmbH 7 .950 01/26/32 205,534
145,000 Petrobras Global Finance BV 6 .750 06/03/50 136,889
115,000 Petrobras Global Finance BV 5 .500 06/10/51 91,904
200,000 (a) Raizen Fuels Finance SA 5 .700 01/17/35 109,500
200,000 (a) Rede D'or Finance Sarl 6 .450 09/09/35 200,215
TOTAL BRAZIL 2,084,311
CANADA - 1.8%
120,000 (a) AltaGas Ltd 7 .200 10/15/54 121,677
200,000 Bank of Montreal 7 .700 05/26/84 205,391
314,000 Bank of Montreal 7 .300 11/26/84 321,379
274,000 Bank of Montreal 6 .875 11/26/85 276,510
200,000 Bank of Nova Scotia/The 8 .000 01/27/84 209,397
200,000 Bank of Nova Scotia/The 6 .875 10/27/85 196,472
195,000 (a) Bausch Health Cos Inc 11 .000 09/30/28 198,908
278,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 284,538
285,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 284,350
200,000 Canadian Imperial Bank of Commerce 7 .000 10/28/85 202,120
200,000 Canadian Imperial Bank of Commerce 6 .500 07/28/86 195,495
293,000 Emera Inc 6 .750 06/15/76 293,419
688,000 Enbridge Inc 8 .500 01/15/84 774,053
175,000 Enbridge Inc 5 .500 07/15/77 173,494
305,000 Enbridge Inc 7 .625 01/15/83 328,801
1,365,000 (a) Garda World Security Corp 8 .375 11/15/32 1,365,926
240,000 (a) New Flyer Holdings Inc 9 .250 07/01/30 256,522
177,000 Rogers Communications Inc 7 .125 04/15/55 181,122
242,000 Royal Bank of Canada 6 .750 08/24/85 242,886
272,000 Royal Bank of Canada 6 .500 05/24/86 265,142
144,000 South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 149,931
570,000 (a) Telesat Canada / Telesat LLC 5 .625 12/06/26 453,150
152,000 TELUS Corp 7 .000 10/15/55 155,169
200,000 Toronto-Dominion Bank/The 8 .125 10/31/82 206,333
425,000 Toronto-Dominion Bank/The 6 .350 10/31/85 418,150
219,000 Transcanada Trust 5 .600 03/07/82 214,707
TOTAL CANADA 7,975,042
CHILE - 0.4%
400,000 (a) AES Andes SA 8 .150 06/10/55 419,877
196,173 (a) Alfa Desarrollo SpA 2021 1 4 .550 09/27/51 149,136
200,000 (a),(j) Banco de Credito e Inversiones SA 8 .750 08/08/74 210,226
200,000 (a),(j) Banco del Estado de Chile 7 .950 11/02/74 210,522
CLP 70,000,000 (a) Bonos de la Tesoreria de la Republica en pesos, Reg S 5 .000 10/01/28 75,160
CLP 110,000,000 (a) Bonos de la Tesoreria de la Republica en pesos, Reg S 6 .000 04/01/33 122,114

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE
$ 200,000 (a) Celulosa Arauco y Constitucion SA 6 .180% 05/05/32 $ 198,326
EUR 50,000 Chile Government International Bond 3 .800 07/01/35 56,403
175,000 (a) Cia Cervecerias Unidas SA 3 .350 01/19/32 156,921
200,000 (a) Corp Nacional del Cobre de Chile 6 .440 01/26/36 210,766
200,000 (a) Empresa Nacional del Petroleo 6 .150 05/10/33 205,691
TOTAL CHILE 2,015,142
CHINA - 0.0%
200,000 Fortune Star BVI Ltd, Reg S 6 .800 09/09/29 188,910
TOTAL CHINA 188,910
COLOMBIA - 0.4%
200,000 (a),(j) Banco Davivienda SA 8 .125 07/02/35 202,400
EUR 100,000 Colombia Government International Bond 5 .000 09/19/32 108,995
350,000 Colombia Government International Bond 3 .125 04/15/31 298,222
200,000 Colombia Government International Bond 8 .000 11/14/35 209,308
COP 725,000,000 Colombian TES 7 .750 09/18/30 158,694
COP 959,000,000 Colombian TES 9 .250 05/28/42 196,598
200,000 Ecopetrol SA 4 .625 11/02/31 177,746
200,000 Ecopetrol SA 5 .875 11/02/51 140,741
200,000 (a) Grupo Aval Ltd 4 .375 02/04/30 186,889
TOTAL COLOMBIA 1,679,593
COSTA RICA - 0.0%
200,000 (a) Costa Rica Government International Bond 7 .000 04/04/44 210,542
TOTAL COSTA RICA 210,542
COTE D'IVOIRE - 0.1%
395,000 Ivory Coast Government International Bond, Reg S 6 .125 06/15/33 371,612
TOTAL COTE D'IVOIRE 371,612
CZECH REPUBLIC - 0.0%
CZK 2,150,000 Czech Republic Government Bond 1 .750 06/23/32 85,885
CZK 1,200,000 Czech Republic Government Bond, Reg S 0 .950 05/15/30 49,338
TOTAL CZECH REPUBLIC 135,223
DOMINICAN REPUBLIC - 0.2%
200,000 (a) Aeropuertos Dominicanos Siglo XXI SA 7 .000 06/30/34 203,778
375,000 (a) Dominican Republic International Bond 5 .875 01/30/60 313,012
150,000 (a) Dominican Republic International Bond 7 .050 02/03/31 155,130
150,000 (a) Dominican Republic International Bond 6 .150 05/17/38 141,833
TOTAL DOMINICAN REPUBLIC 813,753
ECUADOR - 0.1%
200,000 (a) Corp Quiport SA 9 .000 12/15/37 214,800
260,000 (a) Ecuador Government International Bond 6 .900 07/31/35 228,847
200,000 (a) Ecuador Government International Bond 9 .250 01/29/39 196,000
TOTAL ECUADOR 639,647
EGYPT - 0.1%
220,000 (a) Egypt Government International Bond 7 .300 09/30/33 204,665
205,000 (a) Egypt Government International Bond 8 .875 05/29/50 180,788
225,000 (a) Egypt Government International Bond 8 .500 01/31/47 194,055
TOTAL EGYPT 579,508
EL SALVADOR - 0.1%
200,000 (a) Comision Ejecutiva Hidroelectrica del Rio Lempa 8 .650 01/24/33 205,000
150,000 (a) El Salvador Government International Bond 0 .250 04/17/30 5,250
150,000 (a) El Salvador Government International Bond 9 .650 11/21/54 158,730
TOTAL EL SALVADOR 368,980
FINLAND - 0.1%
400,000 (a),(j) Nordea Bank Abp 6 .750 11/10/74 398,862
TOTAL FINLAND 398,862
FRANCE - 1.7%
1,605,000 (a) Altice France SA 6 .500 04/15/32 1,520,713
502,000 (a),(j) BNP Paribas SA 7 .750 02/16/71 517,807
200,000 (a),(j) BNP Paribas SA 9 .250 05/17/74 208,546
610,000 (a),(j) BNP Paribas SA 8 .500 02/14/75 635,408
625,000 (a),(j) BNP Paribas SA 8 .000 08/22/74 651,151

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FRANCE
$ 409,000 (a),(j) BNP Paribas SA 7 .375% 03/10/75 $ 410,107
200,000 (a),(j) BNP Paribas SA 7 .450 12/27/74 200,757
507,000 (a),(j) Credit Agricole SA 6 .700 12/23/73 499,302
403,000 (a),(j) Credit Agricole SA 7 .125 12/23/74 406,814
570,000 (a) Iliad Holding SAS 8 .500 04/15/31 596,398
454,000 (a),(j) Societe Generale SA 9 .375 05/22/74 474,691
205,000 (a),(j) Societe Generale SA 8 .500 09/25/74 219,154
410,000 (a),(j) Societe Generale SA 7 .125 07/15/74 394,132
495,000 (a),(j) Societe Generale SA 10 .000 05/14/74 534,650
TOTAL FRANCE 7,269,630
GERMANY - 0.6%
600,000 (j) Deutsche Bank AG, Reg S 8 .130 04/30/73 617,669
1,070,000 (a) IHO Verwaltungs GmbH 8 .000 11/15/32 1,096,139
475,000 (a) ZF North America Capital Inc 7 .500 03/24/31 466,600
TOTAL GERMANY 2,180,408
GHANA - 0.2%
103,495 (a) Ghana Government International Bond 5 .000 07/03/29 98,548
367,320 (a) Ghana Government International Bond 5 .000 07/03/35 312,838
200,000 (a) Kosmos Energy Ltd 7 .500 03/01/28 192,381
GHS 2,600,000
Republic of Ghana Government Bonds , (cash 4.700%, PIK
5.000%) 9 .700 02/05/36 194,141
TOTAL GHANA 797,908
GUATEMALA - 0.2%
200,000 (a) CT Trust 5 .125 02/03/32 186,478
200,000 (a) Guatemala Government Bond 3 .700 10/07/33 174,400
200,000 (a) Guatemala Government Bond 6 .250 08/15/36 203,300
200,000 (a) Industrial Subordinated Trust 2 0 6 .550 04/15/36 200,000
TOTAL GUATEMALA 764,178
HUNGARY - 0.1%
HUF 50,000,000 Hungary Government Bond 4 .500 03/23/28 143,243
HUF 35,000,000 Hungary Government Bond 4 .750 11/24/32 91,958
210,000 (a) Hungary Government International Bond 5 .500 03/26/36 204,726
200,000 (a) Hungary Government International Bond 5 .375 09/26/30 201,122
TOTAL HUNGARY 641,049
INDIA - 0.2%
200,000 (a) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 175,483
200,000 (a) Indian Railway Finance Corp Ltd 3 .570 01/21/32 187,358
200,000 (a) IRB Infrastructure Developers Ltd 7 .110 03/11/32 200,726
200,000 (a) Muthoot Finance Ltd 6 .375 04/23/29 198,754
200,000
(a) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries 4 .500 07/14/28 188,618
200,000 (a) Sammaan Capital Ltd 7 .500 10/16/30 193,492
TOTAL INDIA 1,144,431
INDONESIA - 0.2%
200,000 (a) Indika Energy Tbk PT 8 .750 05/07/29 197,569
IDR 2,702,000,001 Indonesia Treasury Bond 7 .000 09/15/30 160,901
IDR 1,110,000,000 Indonesia Treasury Bond 6 .625 02/15/34 64,270
200,000 (a) Medco Maple Tree Pte Ltd 8 .960 04/27/29 205,459
200,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Reg S 5 .250 05/15/47 172,569
335,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Reg S 3 .875 07/17/29 321,513
TOTAL INDONESIA 1,122,281
IRELAND - 0.2%
636,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 650,931
450,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 450,464
TOTAL IRELAND 1,101,395
ISRAEL - 0.0%
200,000 (a),(j) Bank Hapoalim BM, Reg S 3 .255 01/21/32 197,224
TOTAL ISRAEL 197,224

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
JAMAICA - 0.0%
$ 225,000 (a) Montego Bay Airport Revenue Finance Ltd 6 .600% 06/15/35 $ 216,038
TOTAL JAMAICA 216,038
JAPAN - 0.0%
200,000 (j) Nomura Holdings Inc 7 .000 01/15/75 201,353
TOTAL JAPAN 201,353
JORDAN - 0.0%
200,000 (a) Jordan Government International Bond 5 .850 07/07/30 196,644
TOTAL JORDAN 196,644
KAZAKHSTAN - 0.1%
200,000 (a) Baiterek National Investment Holding JSC 5 .450 05/08/28 200,884
200,000 (a) KazMunayGas National Co JSC 3 .500 04/14/33 179,357
TOTAL KAZAKHSTAN 380,241
LUXEMBOURG - 0.1%
100,000 (a) Altice France Lux 3 / Altice Holdings 1 9 .500 11/01/29 101,044
285,000 (a) Altice France Lux 3 / Altice Holdings 1 10 .000 01/15/33 259,016
TOTAL LUXEMBOURG 360,060
MACAU - 0.0%
200,000 (a) MGM China Holdings Ltd 7 .125 06/26/31 203,969
TOTAL MACAU 203,969
MALAYSIA - 0.1%
MYR 200,000 Malaysia Government Bond 4 .762 04/07/37 53,469
MYR 400,000 Malaysia Government Bond 4 .254 05/31/35 103,028
240,000 (a) Petronas Capital Ltd 5 .340 04/03/35 246,362
205,000 (a) Petronas Capital Ltd 3 .404 04/28/61 134,732
TOTAL MALAYSIA 537,591
MEXICO - 1.1%
300,000 (a),(j) Banco Mercantil del Norte SA/Grand Cayman 7 .625 10/06/74 300,602
509,800 (a),(j) Banco Mercantil del Norte SA/Grand Cayman 8 .750 02/20/73 530,930
200,000 (a),(j) Banco Mercantil del Norte SA/Grand Cayman 8 .375 02/20/75 205,500
200,000 (a) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2 .720 08/11/31 196,082
298,000 (a) Cemex SAB de CV 7 .200 09/10/74 301,725
200,000 (a) Comision Federal de Electricidad 6 .125 06/16/45 181,420
200,000 (a) Comision Federal de Electricidad 0 .000 01/28/34 193,820
198,101
(a) FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple 7 .250 01/31/41 198,300
200,000 (a) Grupo Aeromexico SAB de CV 8 .625 11/15/31 192,000
MXN 6,580,000 Mexican Bonos 7 .750 05/29/31 349,834
MXN 1,760,000 Mexican Bonos 7 .750 11/23/34 89,794
200,000 Mexico Government International Bond 4 .280 08/14/41 156,350
250,000 Mexico Government International Bond 6 .400 05/07/54 233,838
250,000 Mexico Government International Bond 5 .625 09/22/35 241,875
200,000 (a) Nemak SAB de CV 3 .625 06/28/31 170,274
200,000 (a) Orbia Advance Corp SAB de CV 2 .875 05/11/31 162,531
200,000 Petroleos Mexicanos 6 .750 09/21/47 159,583
275,000 Petroleos Mexicanos 6 .840 01/23/30 275,607
200,000 Petroleos Mexicanos 6 .950 01/28/60 157,580
200,000 (a) Trust 2401 4 .869 01/15/30 192,576
TOTAL MEXICO 4,490,221
MOROCCO - 0.1%
200,000 (a) Morocco Government International Bond 5 .500 12/11/42 183,389
200,000 (a) OCP SA 5 .125 06/23/51 155,760
TOTAL MOROCCO 339,149
NETHERLANDS - 0.3%
526,000 (j) ING Groep NV, Reg S 7 .500 05/16/72 537,688
765,000 (j) ING Groep NV 7 .000 11/16/74 763,885
TOTAL NETHERLANDS 1,301,573
NIGERIA - 0.1%
275,000 (a) Nigeria Government International Bond 10 .375 12/09/34 315,035
200,000 (a) Nigeria Government International Bond 8 .631 01/13/36 208,376
TOTAL NIGERIA 523,411

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PANAMA - 0.1%
$ 200,000 (a) Aeropuerto Internacional de Tocumen SA 5 .125% 08/11/61 $ 160,056
200,000 (a) Empresa de Transmision Electrica SA 5 .125 05/02/49 156,068
155,644 (a) UEP Penonome II SA 2020 1 6 .500 10/01/38 138,150
TOTAL PANAMA 454,274
PARAGUAY - 0.0%
200,000 (a) Paraguay Government International Bond 6 .000 02/09/36 207,120
TOTAL PARAGUAY 207,120
PERU - 0.2%
200,000 (a) Auna SA / Oncosalud SAC 8 .750 11/06/32 201,000
200,000 (a) Banco Internacional del Peru SAA Interbank 6 .397 04/30/35 202,539
PEN 250,000 (a) Peruvian Government International Bond 5 .400 08/12/34 68,133
150,000 Peruvian Government International Bond 3 .000 01/15/34 128,003
200,000 (a) Petroleos del Peru SA 4 .750 06/19/32 158,500
165,000 (a) Volcan Cia Minera SAA 8 .500 10/28/32 167,294
TOTAL PERU 925,469
POLAND - 0.1%
PLN 525,000 Republic of Poland Government Bond 2 .750 10/25/29 131,475
PLN 375,000 Republic of Poland Government Bond 6 .000 10/25/33 103,278
PLN 550,000 Republic of Poland Government Bond 5 .000 10/25/34 141,079
90,000 Republic of Poland Government International Bond 5 .500 04/04/53 83,308
100,000 Republic of Poland Government International Bond 5 .375 02/12/35 101,811
TOTAL POLAND 560,951
REPUBLIC OF SERBIA - 0.0%
200,000 (a) Serbia International Bond 6 .500 09/26/33 208,694
TOTAL REPUBLIC OF SERBIA 208,694
ROMANIA - 0.2%
RON 800,000 Romania Government Bond 7 .100 07/31/34 179,244
EUR 185,000 (a) Romanian Government International Bond 5 .250 05/30/32 211,501
102,000 (a) Romanian Government International Bond 5 .875 01/30/29 102,704
310,000 (a) Romanian Government International Bond 5 .750 03/24/35 293,095
250,000 (a) Romanian Government International Bond 5 .750 07/04/36 231,811
TOTAL ROMANIA 1,018,355
RWANDA - 0.1%
300,000 (a) Rwanda International Government Bond 5 .500 08/09/31 268,183
TOTAL RWANDA 268,183
SAUDI ARABIA - 0.3%
200,000 Arabian Centres Sukuk IV Ltd, Reg S 8 .875 12/04/30 199,113
200,000 Saudi Arabian Oil Co, Reg S 4 .250 04/16/39 171,729
200,000 Saudi Awwal Bank, Reg S 5 .947 09/04/35 195,789
385,000 Saudi Government International Bond, Reg S 3 .750 01/21/55 260,830
200,000 (a) Saudi Government International Bond 5 .625 01/13/35 206,858
200,000 SNB Funding Ltd, Reg S 6 .000 06/24/35 197,683
TOTAL SAUDI ARABIA 1,232,002
SENEGAL - 0.0%
215,000 Senegal Government International Bond, Reg S 6 .750 03/13/48 108,786
200,000 (a) Senegal Government International Bond 6 .750 03/13/48 101,196
TOTAL SENEGAL 209,982
SOUTH AFRICA - 0.3%
200,000 (a) Bidvest Group UK PLC/The 6 .200 09/17/32 199,148
250,000 (a) Eskom Holdings 8 .450 08/10/28 261,675
ZAR 1,050,000 Republic of South Africa Government Bond 8 .500 01/31/37 57,895
ZAR 3,875,000 Republic of South Africa Government Bond 8 .875 02/28/35 224,872
200,000 Republic of South Africa Government International Bond 5 .375 07/24/44 155,934
200,000 (a) Republic of South Africa Government International Bond 7 .100 11/19/36 204,283
200,000 (a) Sasol Financing USA LLC 8 .750 04/10/33 198,820
TOTAL SOUTH AFRICA 1,302,627
SPAIN - 0.7%
440,000 (j) Banco Bilbao Vizcaya Argentaria SA 6 .125 02/16/75 438,931
473,000 (j) Banco Bilbao Vizcaya Argentaria SA 9 .375 12/19/74 511,020
200,000 (j) Banco Bilbao Vizcaya Argentaria SA 7 .750 04/14/74 204,845

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SPAIN
$ 800,000 (j) Banco Santander SA 8 .000% 11/01/73 $ 843,630
600,000 (j) Banco Santander SA 9 .625 02/21/75 692,804
TOTAL SPAIN 2,691,230
SRI LANKA - 0.0%
129,323 (a) Sri Lanka Government International Bond 3 .350 03/15/33 107,985
79,065 (a) Sri Lanka Government International Bond 3 .600 02/15/38 69,774
56,938 (a) Sri Lanka Government International Bond 3 .600 06/15/35 42,981
TOTAL SRI LANKA 220,740
SUPRANATIONAL - 0.0%
INR 12,500,000 European Bank for Reconstruction & Development 6 .300 10/26/27 128,143
KZT 30,000,000 International Bank for Reconstruction & Development 13 .750 06/11/26 62,257
TOTAL SUPRANATIONAL 190,400
SWITZERLAND - 1.1%
1,000,000 (b) Credit Suisse Group AG 0 .000 01/17/72 340,000
1,645,000 (b) Credit Suisse Group AG 7 .250 03/12/72 559,300
300,000 (b) Credit Suisse Group AG 6 .380 02/21/72 102,000
575,000 (b) Credit Suisse Group AG 7 .500 06/11/72 195,500
735,000 (b) Credit Suisse Group AG 7 .500 01/17/72 249,900
521,000 (a),(j) UBS Group AG 9 .250 05/13/74 586,771
499,000 (a),(j) UBS Group AG 9 .250 05/13/74 531,847
484,000 (a),(j) UBS Group AG 7 .750 04/12/74 498,724
1,140,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 984,513
560,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 547,090
TOTAL SWITZERLAND 4,595,645
THAILAND - 0.0%
200,000 (a),(j) Bangkok Bank PCL/Hong Kong 3 .466 09/23/36 179,817
TOTAL THAILAND 179,817
TRINIDAD AND TOBAGO - 0.0%
200,000 (a) Trinidad Generation UnLtd 7 .750 06/16/33 208,812
TOTAL TRINIDAD AND
TOBAGO
208,812
TURKEY - 0.6%
200,000 (a),(j) Akbank TAS 0 .000 08/19/74 190,218
200,000 (a) Limak Cimento Sanayi ve Ticaret AS 9 .750 07/25/29 196,816
200,000 (a) Sisecam UK PLC 8 .375 01/23/33 198,481
225,000 (a) Turk Telekomunikasyon AS 6 .950 10/07/32 219,106
TRY 4,000,000 Turkiye Government Bond 37 .840 07/14/27 87,926
EUR 225,000 Turkiye Government International Bond 5 .200 08/17/31 259,583
250,000 Turkiye Government International Bond 6 .000 01/14/41 207,289
200,000 Turkiye Government International Bond 7 .125 07/17/32 198,821
200,000 (a) Turkiye Ihracat Kredi Bankasi AS 6 .375 01/15/31 192,240
200,000 (a) Turkiye Is Bankasi AS 7 .575 02/05/37 192,369
200,000 (a) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 201,788
200,000 (a) Yapi ve Kredi Bankasi AS 9 .250 01/17/34 204,097
TOTAL TURKEY 2,348,734
UGANDA - 0.0%
UGX 353,000,000 Republic of Uganda Government Bonds 14 .250 06/22/34 87,695
TOTAL UGANDA 87,695
UKRAINE - 0.1%
118,699 (a) Ukraine Government International Bond 4 .500 02/01/29 83,089
150,000 (a) Ukraine Government International Bond 4 .500 02/01/36 76,650
311,275 (a) Ukraine Government International Bond 0 .000 02/01/35 142,564
67,730 (a) Ukraine Government International Bond 0 .000 02/01/36 30,953
TOTAL UKRAINE 333,256
UNITED ARAB EMIRATES - 0.2%
400,000 Emirate of Dubai Government International Bonds, Reg S 3 .900 09/09/50 273,862
203,738 (a) Galaxy Pipeline Assets Bidco Ltd 2022 2022 2 .940 09/30/40 164,728
200,000 (a) Ittihad International II Ltd 7 .375 11/13/30 201,502
178,826 (a) Sweihan PV Power Co PJSC 2022 1 3 .625 01/31/49 142,525
TOTAL UNITED ARAB EMIRATES 782,617

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM - 2.2%
$ 1,255,000 (a) Ardonagh Group Finance Ltd 8 .875% 02/15/32 $ 1,229,603
388,000 (j) Barclays PLC 8 .000 12/15/74 401,486
1,092,000 (j) Barclays PLC 9 .625 03/15/73 1,191,105
200,000 (j) Barclays PLC 7 .625 06/15/74 201,940
453,000 (j) HSBC Holdings PLC 8 .000 09/07/74 467,670
394,000 (j) HSBC Holdings PLC 6 .875 03/11/75 396,688
695,000 (j) HSBC Holdings PLC 6 .950 03/11/75 696,777
275,000 (j) HSBC Holdings PLC 6 .950 08/27/74 274,400
249,000 (j) HSBC Holdings PLC 6 .750 09/24/74 246,343
221,000 (j) Lloyds Banking Group PLC 6 .750 12/27/73 219,815
771,000 (j) Lloyds Banking Group PLC 8 .000 06/27/74 809,211
760,000 (a) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 634,274
190,000 (a) Motion Bondco DAC 6 .625 11/15/27 181,871
540,000 (a) Motion Finco Sarl 8 .375 02/15/32 446,116
882,000 (j) NatWest Group PLC 8 .125 06/30/74 954,790
442,000 (j) NatWest Group PLC 7 .300 12/31/73 448,969
343,000 (a),(j) Standard Chartered PLC 7 .750 02/15/75 350,857
200,000 (j) Standard Life PLC, Reg S 8 .500 12/12/72 208,275
365,000 Vodafone Group PLC 7 .000 04/04/79 375,423
TOTAL UNITED KINGDOM 9,735,613
URUGUAY - 0.1%
175,000 Uruguay Government International Bond 5 .442 02/14/37 178,526
UYU 6,200,000 Uruguay Government International Bond 8 .250 05/21/31 157,546
TOTAL URUGUAY 336,072
UZBEKISTAN - 0.0%
200,000 (a) Republic of Uzbekistan International Bond 6 .900 02/28/32 208,400
TOTAL UZBEKISTAN 208,400
ZAMBIA - 0.0%
122,524 (a) Zambia Government International Bond 5 .750 06/30/33 114,854
72,169 (a) Zambia Government International Bond 0 .500 12/31/53 47,389
TOTAL ZAMBIA 162,243
TOTAL EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS
(Cost $76,662,492) 72,786,295
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 11.0% (7.5% of Total Investments) –
100,000 (a),(i) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
5 .423 06/15/35 99,766
400,000 (a),(i) ARES Commercial Mortgage Trust 2024-IND, Series 2024 IND,
(TSFR1M + 1.692%)
7 .012 07/15/41 400,628
420,000 (i) BANK 2019-BNK24, Series 2019 BN24 3 .283 11/15/62 390,101
70,163 (a),(i) Bayview MSR Opportunity Master Fund Trust 2021-INV4, Series
2021 4
2 .500 10/25/51 58,023
296,386 (a),(i) BX Commercial Mortgage Trust 2021-CIP, Series 2021 CIP,
(TSFR1M + 1.035%)
4 .708 12/15/38 296,258
407,271 (a),(i) BX Commercial Mortgage Trust 2025-BCAT, Series 2025 BCAT,
(TSFR1M + 1.380%)
5 .730 08/15/42 407,818
130,000 CD 2017-CD5 Mortgage Trust, Series 2017 CD5 3 .431 08/15/50 128,060
49,939 (i) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3 .758 04/10/48 48,238
250,000 (i) Citigroup Commercial Mortgage Trust 2018-B2, Series 2018 B2 4 .179 03/10/51 245,189
475,000 (a),(i) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
10 .662 04/25/42 500,930
105,000 (a),(i) Connecticut Avenue Securities Trust 2022-R09, Series 2022
R09, (SOFR30A + 4.750%)
8 .412 09/25/42 110,188
500,000 (a),(i) Connecticut Avenue Securities Trust 2023-R01, Series 2023
R01, (SOFR30A + 3.750%)
7 .412 12/25/42 520,205
935,000 (a),(i) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 3.100%)
6 .762 06/25/43 970,267
695,000 (a),(i) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 2.700%)
6 .362 07/25/43 710,940

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 210,000 (a),(i) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9 .188% 07/25/43 $ 218,843
285,000 (a),(i) ELP Commercial Mortgage Trust, Series 2025 ELP 4 .297 11/13/42 281,909
395,808 (a) EQT Trust 2024-EXTR, Series 2024 EXTR 5 .331 07/05/41 400,630
955,405 Fannie Mae Pool, FN MA5497 5 .500 10/01/54 960,371
1,372,220 Fannie Mae Pool, FN MA4783 4 .000 10/01/52 1,300,062
569,687 (k) Fannie Mae Pool, FN MA4785 5 .000 10/01/52 564,876
235,962 Fannie Mae Pool, FN MA4805, Series 2022 1 4 .500 11/01/52 228,659
884,069 (k) Fannie Mae Pool, FN MA4918 5 .000 02/01/53 876,195
339,938 Fannie Mae Pool, FN MA4919 5 .500 02/01/53 342,864
593,836 Fannie Mae Pool, FN MA4942 6 .000 03/01/53 609,579
1,500,734 (k) Fannie Mae Pool, FN MA4737, Series 2022 1 5 .000 08/01/52 1,487,676
881,647 (k) Fannie Mae Pool, FN MA4978 5 .000 04/01/53 873,703
700,911 (k) Fannie Mae Pool, FN MA5039 5 .500 06/01/53 706,731
155,108 Fannie Mae Pool, FN MA5105 4 .500 08/01/53 150,123
258,763 Fannie Mae Pool, FN MA5106 5 .000 08/01/53 256,099
103,169 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 103,979
2,504,842 (k) Fannie Mae Pool, FN MA5165 5 .500 10/01/53 2,523,347
1,680,032 (k) Fannie Mae Pool, FN MA5353 5 .500 05/01/54 1,689,363
338,843 Fannie Mae Pool, FN MA5009 5 .000 05/01/53 335,772
953,284 Fannie Mae Pool, FN MA4733 4 .500 09/01/52 924,075
180,227 Fannie Mae Pool, FN MA5247 6 .000 01/01/54 183,806
426,815 (k) Fannie Mae Pool, FN FS7299 3 .000 05/01/52 379,275
1,450,246 (k) Fannie Mae Pool, FN FS1535 3 .000 04/01/52 1,288,902
1,085,930 (k) Fannie Mae Pool, FN FS1533 3 .000 04/01/52 965,994
739,030 Fannie Mae Pool, FN FS0522 2 .500 02/01/52 632,731
1,168,085 (k) Fannie Mae Pool, FN CB3905 3 .500 06/01/52 1,072,261
160,308 Fannie Mae Pool, FN CB2795 3 .000 02/01/52 141,147
1,286,272 (k) Fannie Mae Pool, FN CB1301 2 .500 08/01/51 1,103,652
425,918 (k) Fannie Mae Pool, FN BW3383 4 .500 07/01/52 412,691
4,082,148 (k) Fannie Mae Pool, FN BW3382 4 .500 07/01/52 3,959,178
588,463 Fannie Mae Pool, FN MA4578 2 .500 04/01/52 497,070
90,798 (a),(i) Flagstar Mortgage Trust 2021-10INV, Series 2021 10IN 3 .496 10/25/51 75,332
27,701 Freddie Mac Gold Pool, FG U99084 4 .500 02/01/44 27,397
1,251,536 (k) Freddie Mac Pool, FR RA6766 2 .500 02/01/52 1,072,635
796,334 (k) Freddie Mac Pool, FR QE5382 4 .500 07/01/52 772,263
172,794 Freddie Mac Pool, FR SD8329 5 .000 06/01/53 171,228
702,797 (k) Freddie Mac Pool, FR SD8288 5 .000 01/01/53 696,573
49,213 Freddie Mac Pool, FR SD4999 5 .000 08/01/53 48,728
1,450,106 (k) Freddie Mac Pool, FR RA9629 5 .500 08/01/53 1,460,597
1,267,907 Freddie Mac REMICS, Series 2021 5160 3 .000 09/25/50 933,438
80,000 (a),(i) Freddie Mac STACR REMIC Trust 2022-DNA4, Series 2022
DNA4, (SOFR30A + 3.350%)
7 .012 05/25/42 81,749
500,000 (a),(i) Freddie Mac STACR REMIC Trust 2022-DNA6, Series 2022
DNA6, (SOFR30A + 5.750%)
9 .412 09/25/42 532,124
285,000 (a),(i) Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023
DNA1, (SOFR30A + 3.100%)
6 .761 03/25/43 294,844
253,933 Ginnie Mae II Pool, G2 MA8724 4 .500 03/20/53 246,951
220,671 Ginnie Mae II Pool, G2 MA8428 5 .000 11/20/52 220,122
263,434 Ginnie Mae II Pool, G2 MA8200 4 .000 08/20/52 248,986
337,034 Ginnie Mae II Pool, G2 MA7768, Series 2021 1 3 .000 12/20/51 301,185
422,902 (k) Ginnie Mae II Pool, G2 MA7871, Series 2022 1 2 .500 02/20/52 355,707
264,661 Ginnie Mae II Pool, G2 MA7419, Series 2021 MTGE 3 .000 06/20/51 236,491
63,535 Ginnie Mae II Pool, G2 MA8149 3 .500 07/20/52 58,752
251,693 Government National Mortgage Association, Series 2021 209 3 .000 11/20/51 183,441
489,663 Government National Mortgage Association, Series 2022 174 4 .500 09/20/52 451,426
272,056 Government National Mortgage Association, Series 2022 124 4 .000 07/20/52 229,243
432,191 Government National Mortgage Association, Series 2023 111 3 .000 02/20/52 299,645
691,414 Government National Mortgage Association, Series 2013 188 2 .500 12/20/43 618,996
250,000 GS Mortgage Securities Trust 2019-GC42, Series 2019 GC42 3 .001 09/10/52 236,127
741,589 (a),(i) GS Mortgage-Backed Securities Corp Trust 2022-PJ2, Series
2022 PJ2
3 .000 06/25/52 638,011

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 262,084 (a),(i) GS Mortgage-Backed Securities Trust 2021-PJ10, Series 2021
PJ10
2 .500% 03/25/52 $ 216,579
386,009 (a),(i) GS Mortgage-Backed Securities Trust 2022-GR2, Series 2022
GR2
3 .000 08/26/52 332,114
272,816 (a),(i) GS Mortgage-Backed Securities Trust 2022-HP1, Series 2022
HP1
3 .000 09/25/52 234,725
436,713 (a),(i) GS Mortgage-Backed Securities Trust 2022-INV1, Series 2022
INV1
3 .000 07/25/52 376,420
227,656 (a),(i) GS Mortgage-Backed Securities Trust 2022-PJ5, Series 2022
PJ5
3 .000 10/25/52 196,285
225,963 (a),(i) GS Mortgage-Backed Securities Trust 2023-PJ1, Series 2023
PJ1
3 .500 02/25/53 201,625
250,000 (a),(i) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5 .462 02/05/45 255,944
510,000 (a) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3 .228 07/10/39 485,100
250,000 (a) ICNQ 2024-MF Mortgage Trust, Series 2024 MF 5 .778 12/10/34 256,696
250,000 (a),(i) IP 2025-IP Mortgage Trust, Series 2025 IP 5 .425 06/10/42 252,237
368,107 (a),(i) J.P. Morgan Mortgage Trust 2021-15, Series 2021 15 2 .500 06/25/52 304,193
302,417 (a),(i) J.P. Morgan Mortgage Trust 2022-4, Series 2022 4 3 .000 10/25/52 260,178
618,432 (a),(i) J.P. Morgan Mortgage Trust 2022-6, Series 2022 6 3 .000 11/25/52 530,898
468,077 (a),(i) J.P. Morgan Mortgage Trust 2022-INV3, Series 2022 INV3 3 .000 09/25/52 402,870
113,336 (a),(i) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3 .500 09/25/52 100,986
250,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2025-
NSLB, Series 2025 NSLB
6 .234 06/05/42 258,541
526,505 (a),(i) JP Morgan Mortgage Trust, Series 2024 3 3 .000 05/25/54 452,968
1,051,594 (a),(i) JP Morgan Mortgage Trust 2022-2, Series 2022 2 3 .000 08/25/52 904,770
659,135 (a),(i) JP Morgan Mortgage Trust 2022-3, Series 2022 3 3 .000 08/25/52 567,074
1,364,138 (a),(i) JP Morgan Mortgage Trust 2022-LTV1, Series 2022 LTV1 3 .250 07/25/52 1,217,601
80,707 JPMDB Commercial Mortgage Securities Trust 2018-C8, Series
2018 C8
3 .944 06/15/51 79,781
262,450 (a),(i) OBX 2022-INV5 Trust, Series 2022 INV5 4 .000 10/25/52 241,169
595,466 (a),(i) RCKT Mortgage Trust 2022-2, Series 2022 2 2 .500 02/25/52 492,434
77,249 (a),(i) RCKT Mortgage Trust 2022-3, Series 2022 3 3 .000 05/25/52 66,464
161,053 (a),(i) RCKT Mortgage Trust 2022-4, Series 2022 4 3 .500 06/25/52 143,758
106,472 (a),(i) Sequoia Mortgage Trust 2025-S2, Series 2025 S2 4 .000 11/25/55 98,905
150,000 (a),(i) Verus Securitization Trust 2025-12, Series 2025 12 5 .760 12/25/70 148,650
103,229 (a),(i) Wells Fargo Mortgage Backed Securities 2021-2 Trust, Series
2021 2
2 .500 06/25/51 85,305
159,232 (a),(i) Wells Fargo Mortgage Backed Securities 2022-2 Trust, Series
2022 2
2 .500 12/25/51 131,585
186,626 (a),(i) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
Series 2022 INV1
3 .500 03/25/52 166,624
111,976 (a),(i) Wells Fargo Mortgage Backed Securities 2022-INV1 Trust,
Series 2022 INV1
3 .000 03/25/52 96,411
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $51,317,478) 50,409,055
SHARES DESCRIPTION RATE VALUE
5013135 PREFERRED STOCK - 1 .1% ( 0 .7 % of Total Investments) 5013135
BANKS - 0.1%
6,772 Fifth Third Bancorp 7 .973 170,451
7,350 (d) First Horizon Corp 6 .750 181,913
8,825 KeyCorp 6 .125 217,978
18,675 KeyCorp 6 .200 443,157
2,425 KeyCorp 5 .625 50,828
2,238 KeyCorp 5 .650 46,550
350 Pinnacle Financial Partners, Inc 8 .397 8,950
TOTAL BANKS 1,119,827
FINANCIAL SERVICES - 0.5%
12,675 Bank of New York Mellon Corp 6 .150 316,875
7,550 Equitable Holdings, Inc 5 .250 146,546
4,206 Morgan Stanley 7 .125 105,865
11,750 Morgan Stanley 6 .625 296,570

Portfolio of Investments March 31, 2026
(continued)
NMAI

SHARES DESCRIPTION RATE VALUE
FINANCIAL SERVICES (continued)
11,775 Morgan Stanley 6 .500% $ 292,844
16,725 Morgan Stanley 6 .875 418,961
4,923 Synchrony Financial 5 .625 91,420
10,218 Voya Financial, Inc 5 .350 234,503
TOTAL FINANCIAL SERVICES 1,903,584
FOOD, BEVERAGE & TOBACCO - 0.2%
10,571 CHS, Inc 7 .100 259,941
12,518 CHS, Inc 6 .750 303,061
TOTAL FOOD, BEVERAGE & TOBACCO 563,002
INSURANCE - 0.3%
6,075 American National Group, Inc 7 .375 143,370
8,200 Aspen Insurance Holdings Ltd 5 .625 169,330
4,550 Aspen Insurance Holdings Ltd 7 .125 106,015
2,875 Assurant, Inc 5 .250 57,213
19,836 Athene Holding Ltd 6 .350 468,724
15,057 Enstar Group Ltd 7 .000 330,652
5,959 Reinsurance Group of America, Inc 7 .125 151,418
TOTAL INSURANCE 1,426,722
TOTAL PREFERRED STOCK
(Cost $5,306,074) 5,013,135
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
33281819 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7 .3% ( 5 .0 % of Total Investments) 33281819
105,000 (g) CoBank ACB 6 .250 N/A 104,422
445,000 (g) CoBank ACB 6 .450 N/A 446,921
93,000 (g) CoBank ACB 7 .250 N/A 94,611
152,000 (a),(g) Farm Credit Bank of Texas 6 .200 N/A 150,100
136,000 (g) Farm Credit Bank of Texas 7 .000 N/A 139,350
406,908 (l) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 397,734
769,783 (k),(l) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 796,867
269,785 (l) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 268,632
708,378 (l) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 703,130
394,283 (l) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 404,746
606,312 (l) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 609,262
397,917 (l) United States Treasury Inflation Indexed Bonds 1 .625 10/15/29 404,165
927,450 (k),(l) United States Treasury Inflation Indexed Bonds 2 .125 01/15/35 943,086
945,008 (k),(l) United States Treasury Inflation Indexed Bonds 1 .625 04/15/30 954,406
281,512 (l) United States Treasury Inflation Indexed Bonds 1 .125 10/15/30 278,985
406,586 (l) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 408,111
355,305 (l) United States Treasury Inflation Indexed Bonds 1 .875 01/15/36 351,015
53,852 (l) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 53,958
408,111 (l) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 406,856
837,164 (l) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 796,815
316,008 (l) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 302,418
398,841 (l) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 398,665
428,493 (l) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 425,103
805,192 (k),(l) United States Treasury Inflation Indexed Bonds 1 .875 07/15/35 801,234
873,416 (k),(l) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 841,173
286,063 (k),(l) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 278,190
559,655 (l) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 528,000
172,773 (l) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 171,793
502,680 (l) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 528,468
296,739 (k),(l) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 320,055
762,580 (k),(l) United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 701,747
970,712 (k),(l) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 906,878
999,440 (k),(l) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 939,568
366,438 (l) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 404,240
194,045 (l) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 196,806
454,422 (l) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 471,341
713,603 (k),(l) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 724,599
210,100 United States Treasury Note/Bond 3 .625 05/15/53 168,466

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1,015,000 United States Treasury Note/Bond 4 .000% 11/15/35 $ 990,101
175,000 United States Treasury Note/Bond 3 .750 11/30/32 171,274
1,379,999 United States Treasury Note/Bond 3 .625 12/31/30 1,361,241
620,000 United States Treasury Note/Bond 4 .375 11/15/39 604,694
445,700 United States Treasury Note/Bond 2 .875 05/15/49 316,865
720,000 United States Treasury Note/Bond 4 .125 02/15/36 708,750
2,414,999 United States Treasury Note/Bond 3 .500 02/28/31 2,368,208
385,000 United States Treasury Note/Bond 3 .750 10/31/32 376,984
915,000 United States Treasury Note/Bond 3 .500 01/15/29 907,208
280,000 United States Treasury Note/Bond 4 .250 08/15/35 278,950
690,000 United States Treasury Note/Bond 3 .750 06/30/27 689,461
370,000 United States Treasury Note/Bond 3 .875 07/31/30 369,379
212,700 United States Treasury Note/Bond 3 .875 08/15/33 208,803
235,000 United States Treasury Note/Bond 4 .875 10/31/30 244,152
1,180,000 United States Treasury Note/Bond 4 .625 11/15/55 1,127,453
50,000 United States Treasury Note/Bond 4 .625 05/31/31 51,482
555,000 United States Treasury Note/Bond 4 .875 08/15/45 553,179
215,000 United States Treasury Note/Bond 3 .875 08/15/34 209,533
449,400 United States Treasury Note/Bond 3 .875 05/15/43 398,298
80,000 United States Treasury Note/Bond 3 .750 08/31/31 79,006
465,000 United States Treasury Note/Bond 4 .750 05/15/55 452,776
60,000 United States Treasury Note/Bond 4 .625 05/15/54 57,209
285,000 United States Treasury Note/Bond 4 .250 05/15/35 284,243
925,000 United States Treasury Note/Bond 4 .125 05/31/32 927,421
785,000 United States Treasury Note/Bond 4 .000 05/31/30 787,668
280,000 United States Treasury Note/Bond 4 .125 06/30/32 278,720
545,000 United States Treasury Note/Bond 5 .000 05/15/45 552,089
106,200 United States Treasury Note/Bond 4 .000 02/15/34 104,756
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $33,238,717) 33,281,819
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
47737226 VARIABLE RATE SENIOR LOAN INTERESTS - 10 .4% ( 7 .1 % of Total Investments) 47737226
AUTOMOBILES & COMPONENTS - 0.2%
34,404 (i) Adient US LLC, Term Loan B2, (TSFR1M + 2.000%) 5 .668 01/29/31 34,396
334,414 (i) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .168 05/06/30 333,786
284,730 (i) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6 .418 01/28/32 284,374
86,242 (i),(m) DexKo Global Inc., Term Loan B, (TSFR3M + 3.750%) 7 .678 10/04/28 84,701
TOTAL AUTOMOBILES & COMPONENTS 737,257
CAPITAL GOODS - 1.2%
148,152 (i) ACProducts, Inc., Term Loan B, (TSFR3M + 4.250%) 8 .211 05/17/28 119,031
2,885 (i),(n) Air Comm Corporation, LLC, Delayed Draw Term Loan 1 .000 12/11/31 2,895
59,174 (i) Air Comm Corporation, LLC, Term Loan, (TSFR3M + 2.750%) 6 .436 12/11/31 59,396
49,874 (i) Albion Financing 3 SARL, Term Loan, (TSFR3M + 3.000%) 6 .664 05/21/31 49,984
117,000 (i) Allison Transmission, Inc., Incremental Term Loan B, (TSFR1M +
1.750%)
5 .422 01/03/33 117,556
62,043 (i),(m) American Trailer World Corp., Term Loan B, (TSFR1M +
3.750%)
7 .518 03/03/28 52,840
37,835 (i) Artera Services, LLC, Term Loan, (TSFR1M + 4.500%) 8 .168 02/10/31 32,459
258,756 (i),(m) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6 .168 01/27/32 258,756
112,000 (i) BCPE Empire Holdings, Inc., 10th Amendment Term Loan,
(TSFR1M + 3.500%)
7 .173 12/29/32 110,461
73,813 (i),(m) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6 .918 12/26/30 72,829
43,340 (i) Bleriot US Bidco Inc., Term Loan B, (TSFR3M + 2.500%) 6 .200 10/17/30 43,456
72,443 (i) Brand Industrial Services Inc, Term Loan B, (TSFR3M + 4.500%) 8 .164 08/01/30 62,542
126,900 (i),(m) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5 .668 07/09/32 127,265
284,248 (i) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .418 09/08/32 281,988
81,578 (i) Chart Industries, Inc., Term Loan B, (TSFR3M + 2.500%) 6 .161 03/18/30 81,629
107,827 (i) Columbus McKinnon Corporation, Term Loan B, (TSFR3M +
3.500%)
7 .200 02/03/33 107,558
75,000 (i) CompoSecure Holdings LLC, Term Loan, (TSFR1M + 2.250%) 5 .928 01/14/33 74,954
139,070 (i) Conair Holdings, LLC, Term Loan B, (TSFR1M + 3.750%) 7 .532 05/17/28 98,392
22,180 (i) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 5 .676 07/27/28 22,222

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
66,163 (i) Cornerstone Building Brands, Inc., Term Loan B, (TSFR3M +
3.250%)
7 .024% 04/12/28 $ 37,831
140,295 (i) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8 .918 07/08/30 129,773
108,000 (i),(m) Dycom Investments Inc, Term Loan B, (TSFR1M + 1.750%) 5 .423 01/27/33 108,563
107,721 (i) Filtration Group Corporation, Term Loan, (TSFR1M + 2.500%) 6 .168 10/23/28 107,889
96,687 (i) Gates Global LLC, Term Loan B5, (TSFR1M + 1.750%) 5 .418 06/04/31 96,694
63,692 (i) Gibraltar Industries Inc, Term Loan B, (TSFR1M + 2.250%) 5 .922 02/02/33 63,453
38,000 (i) Green Infrastructure Partners Inc, Term Loan B, (TSFR3M +
2.750%)
6 .450 09/24/32 38,000
53,678 (i),(m),(n) Kaman Corporation, Delayed Draw Term Loan, (N/A + TSFR3M
+ 1.750%)
3 .600 02/26/32 53,760
566,469 (i),(m) Kaman Corporation, Term Loan B, (TSFR3M + 2.500%) 6 .200 02/26/32 567,335
76,000 (i) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7 .168 02/10/33 75,088
171,579 (i),(m) Madison IAQ LLC, Term Loan, (TSFR6M + 2.500%) 6 .128 06/21/28 171,735
57,866 (i) Madison Safety & Flow LLC, First Lien Term Loan B, (TSFR1M +
2.500%)
6 .176 09/26/31 57,963
65,759 (i) MI Windows and Doors, LLC, Term Loan B2, (TSFR1M +
2.750%)
6 .418 03/28/31 60,799
48,000 (i) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .002 10/15/29 48,840
10,484 (i),(n) Pinnacle Buyer LLC, Delayed Draw Term Loan 2 .500 10/01/32 10,508
54,380 (i) Pinnacle Buyer LLC, Term Loan, (TSFR1M + 2.500%) 6 .161 10/01/32 54,507
252,148 (i),(m) Quikrete Holdings, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .918 01/31/32 251,991
37,396 (i) Quikrete Holdings, Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .918 04/14/31 37,385
68,000 (i) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .668 04/30/32 67,953
104,475 (i) Resideo Funding Inc., Incremental Term Loan, (TSFR3M +
2.000%)
5 .674 08/13/32 104,344
201,000 (i),(m) Resilience Parent LLC, First Lien Term Loan, (TSFR6M + 2.500%) 6 .100 02/28/33 200,215
564,312 (i),(m) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .377 04/30/30 566,154
125,000 (i),(o) TK Elevator US Newco Inc, (TBD) TBD TBD 125,339
164,632 (i) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6 .168 01/20/32 164,807
301,195 (i) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .168 02/28/31 301,575
241,955 (i),(m) TransDigm, Inc., Term Loan M, (TSFR1M + 2.500%) 6 .168 08/19/32 242,222
78,000 (i),(m) TransDigm, Inc., Term Loan N, (TSFR1M + 2.500%) 6 .168 02/10/33 78,127
87,000 (i) Victory Buyer LLC, Term Loan B, (TSFR1M + 3.000%) 6 .668 02/09/33 87,209
70,000 (i),(o) VSE Corp, (TBD) TBD TBD 70,015
TOTAL CAPITAL GOODS 5,756,287
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
326,480 (i),(m) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6 .918 08/20/32 326,888
76,096 (i) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.000%)
5 .668 09/29/31 76,207
282,943 (i),(m) Anticimex International AB, Term Loan, (SOFR90A + 2.900%) 6 .560 11/17/31 283,740
88,760 (i) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7 .700 11/03/31 88,927
25,000 (i),(o) Arcwood Environmental Inc, (TBD) TBD TBD 25,063
83,000 (i) CACI International, Inc., Incremental Term Loan B2, (TSFR1M +
1.750%)
5 .418 03/09/33 83,078
217,934 (i) CoreLogic, Inc., Term Loan, (TSFR1M + 3.500%) 7 .282 06/02/28 208,946
121,928 (i) Creative Artists Agency, LLC , Repriced Term Loan B, (TSFR1M
+ 2.500%)
6 .168 10/01/31 121,995
356,500 (i),(m) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .663 02/04/33 338,178
116,000 (i) Ensemble RCM, LLC, Term Loan B, (TSFR3M + 3.000%) 6 .660 02/09/33 114,888
291,228 (i) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6 .421 02/01/29 289,772
130,435 (i),(m) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .166 03/03/32 130,598
67,654 (i) OMNIA Partners LLC, Term Loan B, (TSFR3M + 2.750%) 6 .433 07/25/30 67,682
60,848 (i) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6 .140 10/08/32 60,924
84,152 (i) PG Investment Company 59 S.a r.l., Repriced Term Loan B,
(TSFR3M + 2.250%)
5 .950 03/26/31 84,280
48,646 (i) Prime Security Services Borrower, LLC, First Lien Term Loan B,
(TSFR1M + 2.000%)
5 .664 10/15/30 48,494
323,367 (i) Prime Security Services Borrower, LLC, Incremental Term Loan
B, (TSFR1M + 1.750%)
5 .414 03/08/32 319,425
26,390 (i),(m),(n) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan 1 .250 12/16/32 26,461

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
185,610 (i),(m) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR1M + 2.500%) 6 .168% 12/16/32 $ 186,107
133,656 (i) Reverb Buyer, Inc., Steerco Term Loan, (TSFR3M + 3.500%) 7 .267 11/01/28 96,232
26,280 (i),(m) Reworld Holding Corp, First Lien Term Loan C, (TSFR1M +
2.250%)
5 .925 01/15/31 26,263
81,047 (i) Reworld Holding Corp, Term Loan B, (TSFR1M + 2.250%) 5 .925 11/30/28 81,064
161,720 (i),(m) Reworld Holding Corp, Term Loan B1, (TSFR1M + 2.250%) 5 .925 01/15/31 161,619
29,956 (i) Signal Parent, Inc, Term Loan B, (TSFR3M + 3.500%) 7 .267 04/03/28 19,796
53,157 (i) Spin Holdco Inc., First Lien First Out Term Loan, (TSFR3M +
5.430%)
9 .101 09/04/30 54,364
321,654 (i) Spin Holdco Inc., First Lien Second Out Term Loan, (TSFR3M +
4.000%)
7 .933 09/04/30 254,107
120,065 (i) West Corporation, Term Loan B3, (TSFR3M + 4.000%) 7 .792 04/12/27 25,472
618,693 (i),(m) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .532 03/27/28 619,903
20,452 (i) XPLOR T1 LLC, Term Loan, (TSFR3M + 3.500%) 7 .167 12/01/32 19,071
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,239,544
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.4%
182,048 (i) Belron Finance LLC, Repriced Term Loan B, (TSFR3M + 2.000%) 5 .660 10/16/31 182,208
248,610 (i) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.500%) 6 .167 11/08/32 248,784
241,323 (i) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5 .918 06/09/31 240,079
14,594 (i) LBM Acquisition LLC, Incremental Term Loan B, (TSFR1M +
3.750%)
7 .525 06/06/31 11,777
150,738 (i) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6 .173 04/23/31 150,549
116,000 (i),(o) Mister Car Wash Holdings Inc, (TBD) TBD TBD 114,913
55,730 (i) Mister Car Wash Holdings, Inc., Term Loan B, (TSFR1M +
2.250%)
5 .918 03/27/31 55,146
32,000 (i),(m) Park River Holdings Inc, Term Loan, (TSFR3M + 4.500%) 8 .161 03/17/31 31,352
80,000 (i) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7 .675 08/18/32 79,620
135,163 (i) Restoration Hardware, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .282 10/20/28 131,784
378,192 (i) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .168 01/30/31 375,613
125,000 (i) White Cap Buyer LLC, Incremental Term Loan B, (TSFR1M +
3.500%)
7 .168 02/10/33 119,297
211,148 (i),(m) White Cap Buyer LLC, Term Loan B, (TSFR1M + 3.250%) 6 .918 10/29/29 203,574
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,944,696
CONSUMER DURABLES & APPAREL - 0.3%
132,913 (i) ABG Intermediate Holdings 2 LLC, First Lien Term Loan B,
(TSFR1M + 2.250%)
5 .918 12/21/28 132,792
292,046 (i) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .162 07/31/28 291,727
169,032 (i),(m) Hayward Industries, Inc., Term Loan, (TSFR1M + 2.500%) 6 .282 05/30/28 169,612
31,875 (i) MajorDrive Holdings IV LLC, Term Loan B, (TSFR3M + 4.000%) 7 .961 06/01/28 29,057
2,904 (i) Serta Simmons Bedding, LLC, New Term Loan, (TSFR3M +
7.500%)
11 .314 06/29/28 2,733
96,467 (i) Somnigroup International Inc, Term Loan B, (SOFR30A +
2.250%)
5 .880 10/24/31 96,950
5,581 (i) Topgolf Callaway Brands Corp., Term Loan B, (TSFR1M +
2.750%)
6 .418 03/18/30 5,606
248,128 (i) Varsity Brands, Inc., First Lien Term Loan, (TSFR3M + 2.750%) 6 .450 08/26/31 247,392
215,000 (i) Weber-Stephen Products LLC, Term Loan B, (TSFR3M +
3.750%)
7 .411 10/01/32 210,754
149,362 (i),(m) WH Borrower, LLC, Term Loan B, (TSFR3M + 4.500%) 8 .156 02/20/32 149,654
TOTAL CONSUMER DURABLES & APPAREL 1,336,277
CONSUMER SERVICES - 0.7%
51,722 (i) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M
+ 1.750%)
5 .418 09/23/30 51,670
356,336 (i) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6 .168 05/31/30 356,783
226,668 (i) Alterra Mountain Company, Term Loan B9, (TSFR1M + 2.500%) 6 .168 08/17/28 226,881
67,560 (i) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5 .918 02/06/30 65,786
273,446 (i) Caesars Entertainment Inc., Term Loan B1, (TSFR1M + 2.250%) 5 .918 02/06/31 266,268
140,125 (i) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .418 01/31/31 121,763

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES (continued)
70,000 (i) Catawba Nation Gaming Authority, Term Loan B, (TSFR3M +
4.750%)
8 .417% 03/29/32 $ 71,269
89,373 (i) Churchill Downs Incorporated, Incremental Term Loan B1,
(TSFR1M + 1.750%)
5 .418 03/17/28 89,541
184,250 (i) Delta 2 (LUX) S.a.r.l., Term Loan B1, (TSFR3M + 1.750%) 5 .450 09/19/31 184,135
55,757 (i) Element Materials Technology Group US Holdings Inc., Term
Loan, (TSFR3M + 3.500%)
7 .200 06/25/29 56,001
172,969 (i) Fertitta Entertainment, LLC, Term Loan B, (TSFR1M + 3.250%) 6 .918 01/29/29 169,942
64,513 (i) Flutter Financing B.V., Term Loan B, (TSFR3M + 2.000%) 5 .700 06/04/32 63,948
242,255 (i) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .450 11/29/30 240,196
93,943 (i) GBT US III LLC, Term Loan B, (TSFR3M + 2.000%) 5 .668 07/28/31 92,205
131,321 (i) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5 .951 10/31/29 131,434
64,513 (i) Herschend Entertainment Company, LLC, Term Loan B,
(TSFR1M + 2.500%)
6 .168 05/27/32 64,674
91,237 (i) Hilton Grand Vacations Borrower LLC, Term Loan B, (TSFR1M +
2.000%)
5 .668 08/02/28 91,285
117,061 (i) IRB Holding Corp, Term Loan B, (TSFR1M + 2.500%) 6 .176 12/16/30 116,915
236,049 (i) Light and Wonder International, Inc., Term Loan B, (TSFR1M +
2.000%)
5 .675 04/16/29 236,344
137,539 (i) Scientific Games Holdings LP, Term Loan B, (TSFR3M + 3.000%) 6 .652 04/04/29 135,687
78,825 (i) SeaWorld Parks & Entertainment, Inc., Term Loan B3, (TSFR1M
+ 2.000%)
5 .668 12/04/31 77,938
158,154 (i) TKO Worldwide Holdings, LLC, Term Loan, (TSFR3M + 2.000%) 5 .664 11/21/31 158,253
TOTAL CONSUMER SERVICES 3,068,918
ENERGY - 0.2%
100,000 (i) EG America LLC, Term Loan B, (TSFR1M + 3.250%) 6 .918 02/10/31 100,200
520,000 (i) Freeport LNG Investments, LLLP, Term Loan B, (TSFR3M +
3.250%)
6 .893 01/31/33 520,868
214,801 (i),(m) New Fortress Energy Inc, Incremental Term Loan B, (Prime +
6.500%)
13 .250 10/30/28 122,222
86,046 (i) TransMontaigne Operating Company L.P., Term Loan B,
(TSFR1M + 2.250%)
5 .918 11/17/28 86,068
TOTAL ENERGY 829,358
FINANCIAL SERVICES - 0.2%
29,774 (i) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 6 .418 07/30/31 29,784
68,790 (i) Aragorn Parent Corporation, Repriced Term Loan B, (TSFR1M
+ 3.500%)
7 .168 12/15/28 68,919
140,648 (i) Beach Acquisition Bidco LLC, Term Loan B, (TSFR3M + 3.250%) 6 .950 09/13/32 141,174
87,680 (i),(m) Colossus Acquireco LLC, Term Loan B, (SOFR90A + 1.750%) 5 .380 07/30/32 87,495
167,885 (b),(i),(p) Ditech Holding Corporation, Term Loan 0 .000 06/30/27 17
60,000 (i),(o) Jupiter Borrower Inc, (TBD) TBD TBD 60,000
121,159 (i) Kestra Advisor Services Holdings A, Inc., Repriced Term Loan,
(TSFR1M + 3.000%)
6 .668 03/24/31 120,461
31,204 (i) NCR Atleos LLC, Term Loan B, (TSFR3M + 3.000%) 6 .686 04/16/29 31,224
56,000 (i) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7 .150 10/12/32 55,545
71,010 (i) Trans Union, LLC, Term Loan B8, (TSFR3M + 1.750%) 5 .450 06/24/31 70,763
91,078 (i) WEX Inc., Term Loan B2, (TSFR1M + 1.750%) 5 .418 04/03/28 90,794
TOTAL FINANCIAL SERVICES 756,176
FOOD, BEVERAGE & TOBACCO - 0.3%
121,006 (i) CHG PPC Parent LLC, Term Loan, (TSFR1M + 3.000%) 6 .782 12/08/28 121,309
37,029 (i) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.672%, PIK 7.000%)
10 .673 09/30/30 5,554
8,338 (i) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.672%, PIK 7.000%)
10 .673 09/30/30 3,752
62,131 (i) Fiesta Purchaser, Inc., Repriced Term Loan, (TSFR1M + 2.750%) 6 .418 02/12/31 60,721
229,000 (i) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.250%) 5 .877 09/30/32 225,009
99,000 (i) Naked Juice LLC, FLFO Term Loan, (TSFR3M + 5.500%) 9 .200 01/24/29 98,730
202,865 (i) Pegasus BidCo BV, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .403 07/12/29 202,612
228,000 (i),(o) Primo Brands Corp, (TBD) TBD TBD 228,641
238,928 (i) Primo Brands Corp, (TSFR1M + 2.250%) 5 .950 03/31/28 239,445
8,621 (i),(n) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 8,642

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO (continued)
90,922 (i) Sauer Brands Inc, Term Loan B, (TSFR3M + 3.000%) 6 .667% 02/19/32 $ 91,150
42,514 (i) Wayne Sanderson Farms LLC, Repriced Term Loan B, (TSFR1M
+ 2.000%)
5 .676 05/21/32 42,585
TOTAL FOOD, BEVERAGE & TOBACCO 1,328,150
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
84,917 (i),(m) ADMI Corp., Term Loan B5, (TSFR1M + 5.750%) 9 .418 12/23/27 81,414
187,841 (i) AHP Health Partners, Inc., Term Loan B, (TSFR1M + 2.250%) 5 .918 09/20/32 188,334
227,639 (i) Gainwell Acquisition Corp., Term Loan B, (TSFR3M + 4.000%) 7 .800 10/01/27 221,474
305,879 (i) Global Medical Response, Inc., Term Loan B, (TSFR3M +
3.500%)
7 .170 09/20/32 305,306
47,879 (i),(m) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7 .422 05/19/31 47,948
101,745 (i) Lumexa Imaging, Inc., Term Loan B, (TSFR3M + 3.000%) 6 .700 12/17/32 102,143
8,610 (i) Medical Solutions Holdings, Inc., First Lien Term Loan, (TSFR3M
+ 3.500%)
7 .267 11/01/28 1,858
135,658 (i),(m) Medline Borrower, LP, Incremental Term Loan B, (TSFR1M +
1.750%)
5 .418 10/23/30 135,976
150,495 (i) Medline Borrower, LP, Term Loan B, (TSFR1M + 1.750%) 5 .418 10/23/28 150,890
33,900 (i),(n) National Mentor Holdings, Inc., Delayed Draw Term Loan,
(TSFR1M + 6.000%)
9 .668 12/12/30 33,797
79,100 (i) National Mentor Holdings, Inc., First Lien Term Loan B,
(TSFR1M + 6.000%)
9 .668 12/12/30 78,860
71,000 (i) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M +
3.250%)
6 .950 08/06/32 71,479
266,780 (i),(m) Opal Bidco SAS, First Lien Term Loan B, (TSFR3M + 3.000%) 6 .700 04/23/32 266,946
170,536 (i) Pacific Dental Services, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .175 03/17/31 170,856
309,754 (i) Phoenix Guarantor Inc, Term Loan B, (TSFR1M + 2.500%) 6 .168 02/21/31 310,239
109,450 (i) Radiology Partners Inc, Term Loan, (TSFR3M + 4.500%) 8 .200 06/30/32 108,023
68,954 (i) Resonetics, LLC, Repriced Term Loan B, (TSFR3M + 2.750%) 6 .421 06/18/31 68,771
124,000 (i),(o) Select Medical Corp, (TBD) TBD TBD 123,845
16,042 (i) Sound Inpatient Physicians, Tranche A Term Loan (First Out),
(TSFR3M + 3.250%), (cash 9.461%, PIK 1.000%)
5 .231 06/28/28 16,470
195,741 (i),(m) Sound Inpatient Physicians, Tranche B Term Loan (Second Out),
(TSFR3M + 2.500%), (cash 7.461%, PIK 1.500%)
4 .481 06/28/28 190,463
180,660 (i) Star Parent Inc., Term Loan B, (TSFR3M + 4.000%) 7 .700 09/30/30 178,870
649,616 (i),(m) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .168 12/19/30 650,633
446,506 (i) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7 .661 06/30/28 445,564
78,107 (i) Upstream Newco, Inc., Term Loan, (TSFR3M + 4.250%), (cash
8.179%, PIK 1.500%)
8 .179 11/20/29 72,520
68,421 (i) Viant Medical Holdings, Inc., Term Loan B, (TSFR1M + 4.000%) 7 .668 10/29/31 68,427
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,091,106
HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
73,235 (i) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M +
3.500%)
7 .461 05/16/28 73,169
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 73,169
INSURANCE - 0.7%
82,344 (i) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .668 11/06/30 79,935
208,951 (i) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .418 05/28/32 203,098
647,114 (i) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .168 09/19/31 642,886
274,334 (i) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .668 01/30/32 272,828
183,920 (i) Asurion LLC, Term Loan B13, (TSFR1M + 4.250%) 7 .918 09/19/30 182,081
236,173 (i) Asurion LLC, Term Loan B14, (TSFR1M + 3.750%) 7 .418 02/23/33 228,646
633,083 (i) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .168 06/16/31 618,563
76,500 (i) Evertec Group, LLC, Term Loan B, (TSFR1M + 2.250%) 5 .918 10/15/30 76,428
90,325 (i) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .920 06/20/30 90,225
265,534 (i) Ryan Specialty Group, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668 09/15/31 265,534
274,121 (i),(m) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6 .168 07/31/31 269,520

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
274,960 (i) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6 .450% 05/06/31 $ 271,781
28,094 (i) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 5 .950 09/27/30 28,052
195,418 (i) USI, Inc., Term Loan D, (TSFR3M + 2.250%) 5 .950 11/23/29 195,215
TOTAL INSURANCE 3,424,792
MATERIALS - 0.3%
50,358 (i),(m) Arsenal AIC Parent LLC, Term Loan B, (TSFR1M + 2.750%) 6 .418 08/19/30 50,547
113,784 (i) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6 .918 04/01/32 106,573
262,166 (i) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6 .843 04/13/29 250,754
104,300 (i) Fortis 333, Inc., Term Loan B, (TSFR1M + 3.500%) 7 .168 04/02/32 101,649
50,000 (i) Graham Packaging Company Inc., Term Loan B, (TSFR1M +
2.250%)
5 .918 01/26/33 49,573
73,000 (i),(o) INEOS US Finance LLC, (TBD) TBD TBD 64,012
79,000 (i),(o) INEOS US Finance LLC, (TBD) TBD TBD 75,248
169,021 (i) Klockner-Pentaplast of America, Inc., Term Loan, (TSFR3M +
3.500%)
5 .333 01/30/31 138,122
116,378 (i) Nouryon Finance B.V., Term Loan B1, (TSFR6M + 3.250%) 7 .036 04/03/28 114,342
14,665 (i) Nouryon Finance B.V., Term Loan B2, (TSFR3M + 3.250%) 6 .917 04/03/28 14,414
104,000 (i) Proampac PG Borrower LLC, Term Loan B, (TSFR1M + 4.000%) 7 .782 02/22/33 100,698
185,535 (i) Qnity Electronics Inc, Term Loan B, (TSFR1M + 2.000%) 5 .668 11/01/32 185,534
56,000 (i),(m) SCIH Salt Holdings Inc., Repriced Term Loan B, (TSFR6M +
2.750%)
6 .350 01/31/29 55,930
53,905 (i) SupplyOne, Inc, Term Loan B, (TSFR1M + 3.500%) 7 .168 04/21/31 54,125
139,264 (i) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6 .918 03/03/31 132,721
4,903 (i),(n) USALCO, LLC, Delayed Draw Term Loan, (TSFR1M + 3.500%) 7 .176 09/30/31 4,900
49,600 (i) USALCO, LLC, Term Loan, (TSFR1M + 3.500%) 7 .168 09/30/31 49,563
TOTAL MATERIALS 1,548,705
MEDIA & ENTERTAINMENT - 0.8%
133,239 (i) Advantage Sales & Marketing, Inc., First Out Term Loan,
(TSFR3M + 6.000%)
9 .784 04/18/30 101,179
83,158 (i) Altice France S.A., Term Loan B11, (TSFR3M + 4.125%) 7 .797 04/28/28 82,847
97,414 (i) Altice France S.A., Term Loan B12, (TSFR3M + 5.063%) 8 .735 10/31/28 97,141
140,377 (i) Altice France S.A., Term Loan B13, (TSFR3M + 5.375%) 9 .047 05/14/29 139,762
332,666 (i),(m) Altice France S.A., Term Loan B14, (TSFR3M + 6.875%) 10 .547 05/15/31 333,982
99,911 (i) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10 .675 01/04/29 98,712
152,337 (i) Cengage Learning, Inc., Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6 .673 03/24/31 149,544
94,207 (i) Century De Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6 .667 10/30/30 91,872
121,281 (i) Cinemark USA, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.250%)
5 .934 05/24/30 121,779
287,605 (i) Clear Channel Outdoor Holdings, Inc., Term Loan, (TSFR1M +
4.000%)
7 .782 08/23/28 288,756
100,711 (i),(m) CMG Media Corporation, Term Loan, (TSFR3M + 3.500%) 7 .300 06/18/29 94,769
611,834 (i) Crown Finance US, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .171 12/02/31 606,765
92,680 (i) CSC Holdings, LLC, Term Loan B5, (Prime + 1.500%) 8 .250 04/15/27 81,906
52,000 (i),(o) Directv Financing LLC, (TBD) TBD TBD 52,213
10,301 (i) E.W. Scripps Company (The), Term Loan B2, (TSFR1M +
5.750%)
9 .540 06/30/28 10,394
24,304 (i) E.W. Scripps Company (The), Term Loan B3, (TSFR1M +
3.350%)
7 .140 11/30/29 23,969
118,438 (i),(m) iHeartCommunications, Inc., Term Loan, (TSFR1M + 5.775%) 9 .557 05/01/29 104,170
48,983 (i) McGraw-Hill Global Education Holdings, LLC, First Lien Term
Loan B, (TSFR1M + 2.750%)
6 .418 08/06/31 48,983
74,000 (i),(m) NEP Group, Inc., Term Loan B, (TSFR1M + 4.500%) 8 .168 10/17/31 67,230
128,000 (i),(m) Neptune Bidco US Inc, Term Loan B, (TSFR3M + 5.000%) 8 .760 02/03/33 122,368
182,000 (i),(o) Nexstar Media Inc, (TBD) TBD TBD 180,180
178,000 (i),(o) OAK-Eagle Acquireco Inc, (TBD) TBD TBD 177,110
136,545 (i) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6 .673 02/10/31 136,758

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
148,050 (i),(m) Radiate Holdco, LLC, FLFO Term Loan, (TSFR1M + 2.500%),
(cash 7.287%, PIK 1.500%)
4 .391% 09/25/29 $ 132,196
82,531 (i),(m) Sinclair Television Group Inc., Term Loan B6, (TSFR1M +
3.300%)
7 .082 12/31/29 74,381
82,134 (i) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.470%)
6 .099 02/17/32 81,740
11,000 (i) Virgin Media Bristol LLC, Term Loan Y, (TSFR6M + 3.175%) 7 .052 03/31/31 10,071
174,725 (i) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TSFR3M + 3.000%)
6 .929 12/11/28 162,518
TOTAL MEDIA & ENTERTAINMENT 3,673,295
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
124,375 (i) Amneal Pharmaceuticals LLC, Term Loan, (TSFR1M + 3.000%) 6 .668 08/02/32 124,945
285,561 (i) Bausch Health Companies Inc., Term Loan B, (TSFR1M +
6.250%)
9 .918 10/08/30 276,359
177,000 (i),(o) BioMarin Pharmaceutical Inc, (TBD) TBD TBD 176,780
61,535 (i) Dechra Pharmaceuticals Holdings Ltd, Term Loan B, (TSFR6M
+ 2.750%)
6 .387 01/27/32 61,573
149,250 (i),(m) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6 .700 12/13/32 149,984
820,999 (i),(o) HOPPER MERGER SUB INC, (TBD) TBD TBD 812,229
258,371 (i),(m) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5 .918 05/05/28 259,663
253,302 (i) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .918 05/19/31 241,966
577,095 (i) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.750%)
6 .418 12/12/31 575,891
107,788 (i) Perrigo Investments, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668 04/20/29 107,294
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,786,684
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
293,517 (i) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6 .168 01/31/30 295,352
40,578 (i) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B3,
(TSFR1M + 2.750%)
6 .418 01/31/30 40,780
9,975 (i) Learning Care Group (US) No. 2 Inc., Term Loan B, (TSFR3M +
4.000%)
7 .668 08/11/28 7,346
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 343,478
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
270,186 (i),(m) Instructure Holdings, Inc., Repriced Term Loan, (TSFR3M +
2.750%)
6 .437 11/13/31 259,885
28,000 (i),(o) MKS Inc, (TBD) TBD TBD 28,079
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 287,964
SOFTWARE & SERVICES - 0.9%
97,673 (i),(m) Asurion LLC, Second Lien Term Loan B4, (TSFR1M + 5.250%) 9 .032 01/22/29 97,193
130,423 (i),(m) Avalara, Inc, Term Loan, (TSFR3M + 2.750%) 6 .450 03/29/32 127,652
60,408 (i) Avaya, Inc., Exit Term Loan, (TSFR1M + 3.750%), (cash 11.167%,
PIK 7.500%)
5 .584 08/01/28 53,998
109,451 (i) BCPE Pequod Buyer Inc, Term Loan B, (TSFR3M + 2.750%) 6 .417 11/25/31 106,418
378,910 (i),(m) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .673 07/30/31 352,346
112,435 (i) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .675 04/21/32 112,470
92,635 (i),(m) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6 .950 03/24/31 85,132
66,425 (i),(m) Cloud Software Group, Inc., Term Loan B (2032), (TSFR3M +
3.250%)
6 .950 08/13/32 60,968
50,326 (i) Cotiviti Corporation, 2nd Amendment Term Loan, (TSFR1M +
2.750%)
6 .418 03/29/32 46,451
19,949 (i) Cotiviti Corporation, Term Loan, (TSFR1M + 2.750%) 6 .418 05/01/31 18,428
268,510 (i),(m) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6 .898 10/09/31 257,805
11,000 (i),(o) DS Admiral Bidco LLC, (TBD) TBD TBD 10,361
113,866 (i),(m) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M +
2.500%)
6 .168 10/09/29 110,924
14,000 (i),(o) EP Purchaser LLC, (TBD) TBD TBD 8,916
23,170 (i),(m) EP Purchaser, LLC, Term Loan B, (TSFR3M + 3.500%) 7 .287 11/06/28 14,717
312,592 (i),(m) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .168 05/30/31 307,064
115,721 (i) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6 .669 06/27/31 114,998

Portfolio of Investments March 31, 2026
(continued)
NMAI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES (continued)
375,060 (i) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6 .168% 01/30/32 $ 359,589
74,935 (i) Javelin Buyer, Inc., Term Loan, (TSFR3M + 2.750%) 6 .417 12/08/31 71,610
72,870 (i),(m) Kaseya Inc., First Lien Term Loan B, (TSFR1M + 3.250%) 6 .918 03/22/32 68,262
39,502 (i) Marcel LUX IV SARL, Repriced Term Loan, (SOFR30A + 2.750%) 6 .410 11/13/30 39,157
246,837 (i) McAfee, LLC, First Lien Term Loan B, (TSFR1M + 3.000%) 6 .668 03/01/29 221,228
302,200 (i),(m) Mitchell International, Inc., Term Loan, (TSFR1M + 3.000%) 6 .668 06/17/31 289,183
381,117 (i) Peraton Corp., Term Loan B, (TSFR3M + 3.750%) 7 .517 02/01/28 326,172
45,457 (i) Perforce Software, Inc., Add-on Term Loan, (TSFR1M + 4.750%) 8 .418 03/24/31 31,546
113,853 (i) PointClickCare Technologies, Inc., Term Loan B, (TSFR1M +
2.750%)
6 .418 11/03/31 113,391
71,013 (i) Press Ganey Holdings, Inc., Repriced Term Loan B, (TSFR1M +
3.000%)
6 .668 04/30/31 70,987
106,235 (i),(m) Proofpoint, Inc., Repriced Term Loan, (TSFR3M + 3.000%) 6 .700 08/31/28 103,004
53,341 (i) Rackspace Finance, LLC, First Lien First Out Term Loan,
(TSFR1M + 6.250%)
10 .044 05/15/28 53,141
276,897 (i),(m) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TSFR1M + 2.750%)
6 .544 05/15/28 130,834
91,506 (i),(m) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .418 11/28/28 87,979
56,299 (i) SS&C Technologies Inc., Term Loan B8, (TSFR1M + 2.000%) 5 .668 05/09/31 56,182
91,876 (i) Synechron Inc, Term Loan B, (TSFR3M + 3.750%) 7 .450 10/03/31 84,641
391,059 (i),(m) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .167 02/10/31 374,219
100,653 (i) VS Buyer, LLC, Term Loan B, (TSFR3M + 2.250%) 5 .917 04/14/31 98,556
48,987 (i) Zelis Payments Buyer, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .418 09/28/29 47,557
TOTAL SOFTWARE & SERVICES 4,513,079
TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
412,135 (i),(m) Delta TopCo, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .421 11/30/29 399,611
56,238 (i) Ingram Micro Inc., Term Loan, (TSFR3M + 2.250%) 5 .935 09/22/31 56,449
33,555 (i) Riverbed Technology, Inc., PIK Term Loan, (TSFR3M + 1.250%),
(cash 6.199%, PIK 2.000%)
3 .100 07/03/28 15,184
15,966 (i),(m) SonicWall US Holdings Inc., Term Loan, (TSFR3M + 5.000%) 8 .700 05/16/28 5,229
25,000 (i) Spectris Plc, Term Loan, (TSFR3M + 2.750%) 6 .450 12/06/32 25,078
20,784 (i) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .282 03/05/29 20,876
195,990 (i) ViaSat, Inc., Term Loan, (TSFR1M + 4.500%) 8 .289 05/30/30 196,448
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 718,875
TELECOMMUNICATION SERVICES - 0.7%
259,532 (i) Cincinnati Bell, Inc., Term Loan B4, (TSFR1M + 2.250%) 5 .918 11/24/28 259,393
123,737 (i) Connect Finco Sarl, Extended Term Loan B, (TSFR1M + 4.500%) 8 .168 09/28/29 124,182
342,000 (i),(m) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR1M +
4.250%)
7 .926 04/03/31 319,214
201,761 (b),(i) Cyxtera DC Holdings, Inc., Term Loan B 0 .000 07/16/26 1,110
177,555 (i) Digicel International Finance Limited, Term Loan B, (TSFR1M +
5.250%)
8 .917 08/09/32 177,777
76,588 (i) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5 .918 09/20/30 75,088
363,000 (i),(m) Level 3 Financing Inc., Repriced Term Loan B4, (TSFR1M +
3.250%)
6 .918 03/29/32 363,492
238,000 (i) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6 .684 12/07/26 190,825
145,635 (i) Windstream Services LLC, Term Loan B, (TSFR1M + 4.000%) 7 .668 10/06/32 146,091
1,380,724 (i),(m) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%) 3 .641 03/11/30 1,358,211
TOTAL TELECOMMUNICATION SERVICES 3,015,383
TRANSPORTATION - 0.4%
161,404 (i) Air Canada, Term Loan B, (TSFR3M + 1.750%) 5 .417 03/21/31 160,395
151,758 (i),(m) American Airlines, Inc., Term Loan, (TSFR3M + 2.250%) 5 .918 04/20/28 150,620
121,096 (i) Brown Group Holding, LLC, Incremental Term Loan B2,
(TSFR1M + TSFR3M + 2.500%)
6 .169 07/01/31 121,437
184,580 (i) Brown Group Holding, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .168 07/01/31 185,053
98,315 (i) First Student Bidco Inc, (TSFR1M + 2.500%) 6 .200 08/15/30 98,120
23,669 (i),(o) First Student Bidco Inc, Term Loan B, (TBD) TBD TBD 23,622
22,320 (i),(m) First Student Bidco Inc, Term Loan C, (TSFR3M + 2.250%) 5 .950 08/15/30 22,276
115,000 (i),(m) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5 .450 04/10/31 114,581
22,550 (i),(m) Hertz Corp/The, (TSFR3M + 3.500%) 8 .861 06/30/28 16,772

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
4,450 (i),(m) Hertz Corp/The, (TSFR3M + 3.500%) 8 .300% 06/30/28 $ 3,310
288,422 (i) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .168 09/23/31 288,919
125,000 (i),(o) LSF12 Phoenix Holdco LLC, (TBD) TBD TBD 123,906
87,856 (i) PODS, LLC, Term Loan B, (TSFR1M + 3.000%) 6 .782 03/31/28 87,519
172,604 (i) Stonepeak Nile Parent LLC, Term Loan B, (TSFR3M + 2.250%) 5 .917 04/09/32 172,541
97,378 (i) United Airlines, Inc., Term Loan B, (TSFR1M + 1.750%) 5 .431 02/24/31 97,348
154,800 (i),(m) WestJet Loyalty LP, Term Loan B, (TSFR3M + 2.750%) 6 .450 02/14/31 150,792
TOTAL TRANSPORTATION 1,817,211
UTILITIES - 0.3%
112,751 (i) Cornerstone Generation LLC, Term Loan B, (TSFR3M + 2.250%) 5 .917 08/11/32 112,993
74,078 (i) Invenergy Thermal Operating I LLC, Term Loan B, (SOFR90A +
2.750%)
6 .380 05/06/32 74,355
4,688 (i) Invenergy Thermal Operating I LLC, Term Loan C, (SOFR90A +
2.750%)
6 .380 05/06/32 4,705
141,822 (i),(m) NRG Energy, Inc., Term Loan, (TSFR3M + 1.750%) 5 .521 04/16/31 142,276
646,438 (i) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M
+ 2.500%)
6 .153 12/15/31 648,391
217,447 (i) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6 .153 05/17/30 218,114
242,692 (i),(m) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 2.000%) 5 .668 11/26/32 243,169
2,812 (i) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
5 .418 12/20/30 2,819
TOTAL UTILITIES 1,446,822
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $48,371,485) 47,737,226
TOTAL LONG-TERM INVESTMENTS
(Cost $617,026,769) 664,869,020
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6%(1.1% of Total Investments)
7300000 REPURCHASE AGREEMENTS - 1 .6% ( 1 .1 % of Total Investments) 7300000
7,300,000 (q) Fixed Income Clearing Corporation 3 .600 04/01/26 7,300,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,300,000) 7,300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,300,000) 7,300,000
TOTAL INVESTMENTS - 146 .7%
(Cost $ 624,326,769 ) 672,169,020
BORROWINGS - (40.1)% (r),(s) (183,836,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (5.7)%(t) (26,025,079)
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (4,115,207)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 458,192,734
ADR American Depositary Receipt
BRL Brazilian Real
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GDR Global Depositary Receipt
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Portfolio of Investments March 31, 2026
(continued)
NMAI

Principal denominated in U.S. Dollars, unless otherwise noted.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
RON Romanian Leu
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $119,327,912 or 17.8% of Total Investments.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the fiscal period was $104,430,992.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) Perpetual security. Maturity date is not applicable.
(h) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
3.8% of Total Investments.
(i) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(j) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.1% of Total Investments.
(k) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $27,713,945 have been pledged as collateral for reverse repurchase agreements.
(l) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(m) Portion of investment purchased on a delayed delivery basis.
(n) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(o) When-issued or delayed delivery security.
(p) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(q) Agreement with Fixed Income Clearing Corporation, 3.600% dated 3/31/26 to be repurchased at $7,300,730 on 4/1/26, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 2/15/56, valued at $7,446,224.
(r) Borrowings as a percentage of Total Investments is 27.3%.
(s) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $325,902,211 have been pledged as collateral for borrowings.
(t) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 3.9%.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 901,448 EUR 766,535
Morgan Stanley Capital Services
LLC 4/08/26 $ 15,200
Total         $15,200
Total unrealized appreciation on forward foreign currency contracts         $15,200
Total unrealized depreciation on forward foreign currency contracts         $–
EUR Euro
NMAI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 3,760,629 $ 209,457 $ 3,970,086
Common Stocks 237,792,138 121,640,647 8 359,432,793
Corporate Bonds – 92,238,611 – 92,238,611
Emerging Market Debt and Foreign Corporate Bonds – 71,339,595 1,446,700 72,786,295
Mortgage-Backed Securities – 50,409,055 – 50,409,055
Preferred Stock 5,013,135 – – 5,013,135
U.S. Government and Agency Obligations – 33,281,819 – 33,281,819
Variable Rate Senior Loan Interests – 47,736,099 1,127 47,737,226
Short-Term Investments:
Repurchase Agreements – 7,300,000 – 7,300,000
Investments in Derivatives:
Forward Foreign Currency Contracts* – 15,200 – 15,200
Total $ 242,805,273 $ 427,721,655 $ 1,657,292 $ 672,184,220
* Represents net unrealized appreciation (depreciation).